As filed with the Securities and Exchange Commission on September 16, 2005

                                              1933 Act Registration No. 033-____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]
                                                           -----

      Pre-Effective Amendment No. .                   [      ]
                                     -----------       ------


      Post-Effective Amendment No.                    [      ]
                                    ------------       ------


                        HERITAGE GROWTH AND INCOME TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                   Copies to:

                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective 30 days after filing pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being offered: Class A, Class B and Class C shares of beneficial interest.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                        Heritage Growth and Income Trust

                 Contents of Registration Statement on Form N-14




This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement on Form N-14

        Letter to Shareholders

        Notice of Special Meeting

        Part A      -     Combined Prospectus and Proxy Statement

        Part B      -     Statement of Additional Information

      Part C      -     Other Information

      Signature Page

      Exhibit Index

      Exhibits

                              HERITAGE SERIES TRUST
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                              880 Carillon Parkway
                            St. Petersburg, FL 33716

                                                               October ___, 2005
Dear Valued Shareholder:

On December 13, 2005, a special meeting of shareholders of the Growth Equity Fund ("Growth Equity") and the Value Equity Fund ("Value Equity") will be held to approve the reorganization of each fund into the corresponding acquiring fund:

    -----------------------------------------------------------------------
              ACQUIRED FUND will be reorganized into ACQUIRING FUND
    -----------------------------------------------------------------------
              Growth Equity          Heritage Capital Appreciation Trust
    -----------------------------------------------------------------------
              Value Equity           Heritage Growth and Income Trust
    -----------------------------------------------------------------------

If the reorganizations are approved, they will take effect on or about December 16, 2005. At that time, shareholders of (1) Growth Equity will automatically become shareholders of Capital Appreciation, receiving shares of Capital Appreciation having an aggregate net asset value equal to the shareholder's investment in Growth Equity and (2) Value Equity will automatically become shareholders of Growth and Income, receiving shares of Growth and Income having an aggregate net asset value equal to the shareholder's investment in Value Equity.

The Board of Trustees of Heritage Series Trust, on behalf of each Fund, recommends approval of both reorganizations. The Board believes that the reorganizations will benefit each Acquired Fund and its shareholders as a result of the lower fees and expenses, strong performance records, and stable asset base of the Acquiring Funds. Further, the reorganizations are not expected to result directly in any tax consequences or changes in account values for shareholders. No sales load, commission or other fee will be imposed on shareholders in connection with the tax-free exchange of their shares.

Detailed information about the reorganizations is contained in the enclosed materials. Please read the enclosed materials carefully before you vote. It contains information important for your decision-making process.

Whether or not you plan to attend the meeting in person, your vote is needed. ONCE YOU HAVE DECIDED HOW YOU WILL VOTE, PLEASE PROMPTLY COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD OR VOTE BY TELEPHONE OR INTERNET USING THE INSTRUCTIONS SHOWN ON THE PROXY CARD(S) relating to the fund(s) you own. You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card you receive. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

If you have any questions about the proposals or the voting instructions please call Heritage Client Services, toll-free at (800) 421-4184.


Sincerely,


--------------
K.C. Clark
Executive Vice President,
Principal Executive Officer

                              QUESTIONS AND ANSWERS

Q.   WHAT IS HAPPENING? WHY DID I GET THIS DOCUMENT?

A. The Growth Equity Fund ("Growth Equity") and Value Equity Fund ("Value Equity") (collectively, the "Acquired Funds") are conducting a Special Meeting of Shareholders scheduled to be held on Tuesday, December 13, 2005 to vote on the proposed reorganizations of Growth Equity into Heritage Capital Appreciation Trust ("Capital Appreciation") and of Value Equity into Heritage Growth and Income Trust ("Growth and Income"). You are receiving this document because as of September 30, 2005, you were a shareholder of Growth Equity and/or Value Equity and are entitled to vote your shares of the fund(s) at the meeting.

Q.   WHAT IS THIS DOCUMENT?

A. This document is a proxy statement for the Acquired Funds, and a prospectus for Capital Appreciation and Growth and Income (collectively, the Acquiring Funds"). This Combined Proxy Statement and Prospectus contains information the shareholders of each Acquired Fund should know before voting on the proposed reorganizations. You should retain this document for future reference.

Q.   WHAT ARE THE REORGANIZATIONS?

A. There are two proposed reorganizations discussed in the combined proxy statement and prospectus. If approved:

     o Growth Equity will be reorganized into Capital Appreciation. Both funds have the same investment objective, although they employ different investment policies and strategies to reach that objective.

     o Value Equity will be reorganized into Growth and Income. Both funds have the same investment objective, although they employ different investment policies and strategies to reach that objective.

Q.   HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. If approved, shareholders of Growth Equity will become shareholders of the Capital Appreciation and shareholders of Value Equity will become shareholders of Growth and Income. No sales charges or other fees will be imposed in connection with the Reorganizations. The procedures for purchasing, redeeming and exchanging shares are identical.

Q.   AFTER THE REORGANIZATIONS, WILL I OWN THE SAME NUMBER OF SHARES?

A. The aggregate value of your investment will not change as a result of the reorganizations. It is likely, however that the number of shares you own will change because your shares will be exchanged at the net asset value per share of the Acquiring Fund, which will probably be different from the net asset value per share of the Acquired Fund.

Q.   WHAT IF I ALSO OWN SHARES OF THE ACQUIRING FUND?

A. If you also own shares of both an Acquired Fund and its Acquiring Fund (e.g. Growth Equity and Capital Appreciation), the shares exchanged in this reorganization will be added to your existing account so long as your account in each fund has the same account number.

Q.   WILL MY EXPENSES INCREASE PURSUANT TO THE REORGANIZATIONS?

A. No. One of the benefits of the Reorganizations is that the Acquiring Funds have lower total annual operating expenses than the funds being acquired.

Q.   WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATIONS?

A. Each reorganization is expected to be a tax-free transaction for federal income tax purposes. However, some or a substantial portion of the assets transferred to the Acquiring Funds from the Acquired Funds may be sold, which may result in the recognition of net gain that would be taxable to one or more shareholders when distributed to them

Q.   HOW DOES THE BOARD OF TRUSTEES OF THE ACQUIRED FUNDS RECOMMEND THAT I VOTE?

A. The Board unanimously recommends that shareholders of each Acquired Fund vote "FOR" the Reorganizations.

Q.   WHO IS PAYING THE COSTS OF THE REORGANIZATIONS?

A. Heritage Asset Management, Inc., the investment manager of the Acquired Funds, has agreed to pay the costs associated with the Reorganizations. The Acquired Funds will not bear any of these costs.

Q.   HOW DO I VOTE MY SHARES?

A. You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card(s). If you only own one of the Acquired Funds, you will only vote on the reorganization for that fund.

IF YOU HAVE ANY QUESTIONS, PLEASE CALL THE HERITAGE FAMILY OF FUNDS, TOLL-FREE AT (800) 421-4184.

                              HERITAGE SERIES TRUST
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                              880 Carillon Parkway
                            St. Petersburg, FL 33716


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 13, 2005

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the Growth Equity Fund and Value Equity Fund, each a series of Heritage Series Trust ("Trust"), will be held at the offices of the Trust at 880 Carillon Parkway, St. Petersburg, FL 33716 on December 13, 2005, at 10:00 a.m., Eastern Time, for the following purposes:

     1. Shareholders of the Growth Equity Fund will be asked to consider and approve an Agreement and Plan of Reorganization and Termination, which provides for the reorganization of the Growth Equity Fund into Heritage Capital Appreciation Trust, a Massachusetts business trust.

     2. Shareholders of the Value Equity Fund will be asked to consider and approve an Agreement and Plan of Reorganization and Termination, which provides for the reorganization of the Value Equity Fund into Heritage Growth and Income Trust, a Massachusetts business trust.

     3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes, or any adjournments thereof.

Shareholders of record as of the close of business on September 30, 2005 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting. Note that approval of any proposed reorganization is not contingent on the approval of any other proposed reorganization.

We request that you execute and return promptly in the enclosed envelope the accompanying proxy, which is being solicited by the Board of Trustees of the Trust. Your vote is important for the purpose of ensuring a quorum at the Special Meeting. You may revoke your proxy at any time before it is exercised by executing and submitting a revised proxy, by giving written notice of revocation to the Secretary of the Trust or by voting in person at the Special Meeting.


By order of the Board of Trustees,



---------------
Andrea N. Mullins
Secretary

October __, 2005

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                            DATED: OCTOBER ___, 2005

                  -----------------------------------------------

                              HERITAGE SERIES TRUST
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                  -----------------------------------------------

                        HERITAGE CAPITAL APPRECIATION TRUST

                  -----------------------------------------------

                          HERITAGE GROWTH AND INCOME TRUST

                  -----------------------------------------------

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                                 (800) 421-4184

                  -----------------------------------------------

This is a Proxy Statement for Growth Equity Fund ("Growth Equity") and Value Equity Fund ("Value Equity") (each an "Acquired Fund" and collectively, the "Acquired Funds"), each of which is a series of Heritage Series Trust, which is a Massachusetts business trust that is registered with the U.S. Securities and Exchange Commission ("SEC") as an open-end management investment company. This also is a Prospectus for Heritage Capital Appreciation Trust ("Capital Appreciation") and Heritage Growth and Income Trust ("Growth and Income") (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), each of which is a Massachusetts business trust that also is registered with the SEC as an open-end management investment company.

This Combined Proxy Statement and Prospectus (the "Proxy Statement/Prospectus") is being sent to shareholders of the Acquired Funds in connection with the solicitation of proxies by the Board of Trustees of Heritage Series Trust ("Board" or "Board of Trustees")), on behalf of the Acquired Funds, to be used at a Special Meeting of Shareholders of each Acquired Fund to be held at the offices of Heritage Asset Management, Inc. ("Heritage") located at 880 Carillon Parkway, St. Petersburg, FL 33716 on December 13, 2005 at 10:00 a.m. Eastern Time, and any adjournments thereof (the "Meeting"). Copies of the Proxy Statement/Prospectus were made available to the shareholders of the Acquired Funds beginning on or about October __, 2005.

The matters that the Board expects will come before the Meeting, and the shareholders entitled to vote on such matters, as follows:

--------------------------------------------------------------------------------
                                                SHAREHOLDERS ENTITLED TO VOTE ON
PROPOSAL                                                  THE PROPOSAL
--------------------------------------------------------------------------------
1. To consider and approve an Agreement and Shareholders of Growth Equity Plan of Reorganization and Termination, which provides for the reorganization of Growth
Equity, a series of Heritage Series Trust, into Capital Appreciation.

2. To consider and approve an  Agreement  and      Shareholders of Value Equity
Plan of Reorganization and Termination, which
provides  for  the  reorganization  of  Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Equity,  a series of Heritage  Series  Trust,
into Growth and Income.
--------------------------------------------------------------------------------
3. Transact any other business, not currently      Each Acquired Fund, as
contemplated,  that may properly  come before      applicable
the Special Meeting, in the discretion of the
proxies   or   their   substitutes,   or  any
adjournments  thereof.
--------------------------------------------------------------------------------

Each Reorganization is independent of the other; therefore, if the shareholders of one of the Acquired Funds approve their Reorganization, it is expected to proceed regardless of whether the shareholders of the other Acquired Fund approves their Reorganization.

On the closing date of the Reorganizations contemplated by the Reorganization Agreement, each Acquired Fund shareholder will receive the same class of shares of a corresponding Acquiring Fund equal to the value of the shareholder's Acquired Fund shares on the closing date. The Reorganizations are expected to close on or about December 16, 2005 ("Closing Date").

This Proxy Statement/Prospectus sets forth important information that you should know before voting on the Reorganization Agreements. You should read and retain this Prospectus/Proxy Statement for future reference. The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

     1. Prospectus and Statement of Additional Information, each dated January 3, 2005, as supplemented, of Heritage Series Trust (File nos. 33-57986, 811-7470), Capital Appreciation (File nos. 33-7559,
          811-4767), and Growth and Income (File nos. 2-98634, 811-4338), which contain additional information about the Acquired Funds and the Acquiring Funds.

     2. A Statement of Additional Information of Capital Appreciation and Growth and Income related to the Proxy Statement/Prospectus, dated October ___, 2005, which contains additional information about the Reorganizations.

Copies of any of the above documents are available upon request, without charge, by calling (800) 421-4184.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ACQUIRED FUNDS OR THE ACQUIRING FUNDS.

                                TABLE OF CONTENTS

Table of Contents............................................................iii

ABOUT THE REORGANIZATIONS....................................................1

     PROPOSAL 1..............................................................2
     Comparison of Investment Objectives, Strategies and Policies............3
     Comparison of Investment Restriction and Limitations....................5
     Comparison of Principal Risks...........................................8
     Comparison of Fees and Expenses.........................................10
     Shareholder Fees (fees paid directly from your investment)..............10
     Annual Fund Operating Expenses (expenses that are deducted from fund assets).................................................................10
     Expense Example.........................................................11
     Comparative Performance Information.....................................11
     Capitalization..........................................................14
     Board's Recommendation to Shareholders..................................14
     PROPOSAL 2..............................................................15
     Comparison of Investment Objectives, Strategies and Policies............16
     Comparison of Investment Restrictions and Limitations...................18
     Comparison of Principal Risks...........................................20
     Comparison of Fees and Expenses.........................................23
     Shareholder Fees (fees paid directly from your investment)..............23
     Annual Fund Operating Expenses (expenses that are deducted from fund assets).................................................................23
     Expense Example.........................................................24
     Comparative Performance Information.....................................24
     Capitalization..........................................................27
     Board's Recommendation to Shareholders..................................27
     INFORMATION ABOUT THE REORGANIZATIONS APPLICABLE........................27
     TO BOTH PROPOSALS.......................................................27
     Agreement and Plan of Reorganization and Termination....................27
     Reasons for Proposed Reorganization.....................................28
     Description of the Securities to be Issued..............................31
     Federal Income Tax Considerations.......................................31

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS.............................32
     Investment Adviser......................................................32
     Valuation of Shares.....................................................33
     Market Timing Policy....................................................34
     Disclosure of Portfolio Holdings........................................34

OTHER INFORMATION............................................................35
     Legal Matters...........................................................35
     Other Business..........................................................35
     Additional Information..................................................35

FINANCIAL HIGHLIGHTS.........................................................35

VOTING INFORMATION...........................................................36
     Required Vote...........................................................36
     Record Date, Quorum, Tabulation and Adjournment.........................36
     Solicitation of Proxies.................................................37

Revocation of Proxies........................................................37

APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION............A-1

APPENDIX B - FINANCIAL HIGHLIGHTS............................................B-1

APPENDIX C - PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES OF ACQUIRING FUNDS.C-1

                            ABOUT THE REORGANIZATIONS

The following is a summary of certain information relating to the proposed transactions and is qualified in its entirety by reference to the more complete information contained elsewhere in the Proxy Statement/Prospectus and the attached Appendices. Due primarily to concerns over asset levels and marketability, Heritage, the investment manager of the Acquired Funds, recommended to the Board of Trustees to reorganize each Acquired Fund into the corresponding Acquiring Fund as follows:

    -----------------------------------------------------------------------
              ACQUIRED FUND will be reorganized into ACQUIRING FUND
    -----------------------------------------------------------------------
              Growth Equity          Capital Appreciation
    -----------------------------------------------------------------------
              Value Equity           Growth and Income
    -----------------------------------------------------------------------

After careful consideration of a number of factors, the Board of Trustees has voted to recommend to shareholders of each of the Acquired Funds the approval of a Reorganization Agreement to which each Acquiring Fund would acquire all of the assets of the corresponding Acquired Fund in exchange solely for the assumption of all the liabilities of the Acquired Fund and the issuance of shares of the Acquiring Fund to be distributed pro rata by the Acquired Fund to its shareholders in a complete liquidation and termination of the Acquired Fund. As a result of the Reorganizations, each shareholder of an Acquired Fund will become the owner of the applicable corresponding Acquiring Fund's shares having a total aggregate value equal to the total aggregate value of his or her holdings in the applicable Acquired Fund on the Closing Date.

The Acquired Funds and the Acquiring Funds both offer Class A, Class B and Class C shares. Each class of shares of the Acquired Funds has the same purchase, exchange and redemption procedures as the corresponding class of shares of the Acquiring Funds. Each Acquired Fund shareholder would receive shares of the same class of the applicable Acquiring Fund having the same aggregate value as such shareholder currently owns.

You will not incur any sales loads or similar transaction charges as a result of a Reorganization. Further, for purposes of calculating any holding period used to determine a contingent deferred sales charge, your original purchase will apply.

The Board, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganizations would be in the best interests of each Acquired Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. Among other things, the Reorganization of each Acquired Fund would give its shareholders the opportunity to participate in a larger fund with the same investment objective (although with differing investment policies and strategies). In addition, shareholders of each Acquired Fund are expected to experience a reduction in the overall operating expenses paid in connection with their investment in the Acquiring Funds. See "Reasons for the Proposed Reorganization" below for further information.

As a condition to the Reorganizations, each Fund will receive an opinion of counsel that each Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code, as amended (the
"Code"), so that neither an Acquiring Fund nor an Acquired Fund or their shareholders will recognize any gain or loss. Accordingly, a Fund or its shareholders will not recognize any gain or loss as a result of the
Reorganizations. See "Federal Income Tax Considerations" below for further information. However, sales of any of each of the Acquired Fund's assets could result in the realization of net gains that would have to be distributed, and thus, taxed to its shareholders. As a result of the Reorganization and certain Code limitations, the Acquired Funds will not be able to use their capital losss carryforwards prior to the expiration. Each Acquiring Fund's utilization of the corresponding Acqcuired Fund's capital losses will be subject to limitations in future years under the Code.

In considering whether to approve a proposal relating to a Reorganization Agreement, you should review the proposal for each Acquired Fund of which you were a shareholder on the Record Date. In addition, you should review the information in this Proxy Statement/Prospectus that relates to both of the proposals and the Reorganization Agreements generally.

         ---------------------------------------------------------------

PROPOSAL 1:         APPROVAL OF THE REORGANIZATION AGREEMENT, WHICH PROVIDES FOR
                    THE   REORGANIZATION   OF   GROWTH   EQUITY   INTO   CAPITAL
                    APPRECIATION

Proposal 1 asks for the approval of the Reorganization of Growth Equity ("Growth Equity") into Heritage Capital Appreciation Trust ("Capital Appreciation"). In considering whether to approve this Proposal, you should note that:

     o Capital Appreciation generally pursues the same investment objective via different policies and strategies as those of Growth Equity. Each Fund seeks long-term capital appreciation. Each Fund invests primarily in common stocks of U.S. companies. However, Growth Equity may invest in foreign securities and securities of technology companies to a greater extent than Capital Appreciation. Both Funds are diversified, although Capital Appreciation normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. Both Funds also use a "bottom-up" method of analysis based on fundamental research to determine which stocks the applicable Fund should purchase. However, Growth Equity focuses on companies believed to have long-term returns greater than the average for companies included in the S&P 500 Index while Capital Appreciation purchases stocks of companies, without regard to market capitalization, that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company.

     o Heritage is the investment manager of each Fund, although the subadviser to each Fund is different. Heritage has retained Goldman Sachs Asset Management, L.P. ("Goldman Sachs") as subadviser to provide day-to-day management of Capital Appreciation's portfolio. Eagle Asset Management, Inc. ("Eagle") is the subadviser to Growth Equity. Heritage will benefit to the extent that it will pay lower subadvisory fees pursuant to the completion of the Reorganization.

     o Capital Appreciation has outperformed its peers and benchmark index for a ten-year period while Growth Equity has underperformed its peers and benchmark since its inception.

     o The Reorganization is expected to result in lower overall fees and expenses for shareholders of Growth Equity even though Capital Appreciation has similar effective contractual advisory fees. Heritage contractually has agreed to limit Capital Appreciation's total annual operating expenses through the Fund's 2006 fiscal year. In addition, Heritage will benefit to the extent that it will no longer continue to waive and/or reimburse the operating expenses for Growth Equity.

     o Capital Appreciation's total annual operating expense ratio is lower than that of the corresponding class of shares of Growth Equity, due primarily to Growth Equity's smaller asset base.

     o The shareholders' interests would not be diluted by the Reorganization because the Reorganization would be effected on the basis of each participating Fund's net asset value.

     o The Reorganization is expected to be a tax-free transaction. The portfolio holdings of Growth Equity are generally compatible with Capital Appreciation's investment objective and policies and, therefore, Growth Equity could transfer all or substantially all of its holdings to Capital Appreciation. If, however, Growth Equity has any assets that may not be held by Capital Appreciation, those assets will be sold before the Reorganization. The proceeds of those sales will be held in temporary investments or reinvested in assets that qualify to be held by Capital Appreciation. The possible need for Growth Equity to dispose of assets before the Reorganization could result  in  it  selling  securities  at  a  disadvantageous  time  and realizing losses that otherwise would not have been realized. Alternatively, these sales could result in Growth Equity's realizing gains that otherwise would not have been realized, the net proceeds of which would be included in a taxable distribution to its shareholders before the Reorganization.

          COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
          ------------------------------------------------------------

Growth Equity and Capital Appreciation have identical investment objectives but pursue these objectives via varying investment policies and strategies. The investment objectives, strategies and policies are described below.

Heritage, the investment manager of Growth Equity, has reviewed Growth Equity's current portfolio holdings and determined that those holdings generally are compatible with Capital's investment objectives and policies. As a result, Heritage believes, with respect to the Reorganization, that, if the Reorganization is approved, all or substantially all of Growth Equity's assets could be transferred to and held by Capital Appreciation. However, the portfolio manager of Capital Appreciation may determine to sell some or a substantial portion of the assets of Growth Equity after the completion of the Reorganization, which may result in the recognition of net gain that would be taxable to one or more shareholders when distributed to them.

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Investment    Seeks long-term capital            Same.
Objective     appreciation.
--------------------------------------------------------------------------------
Investment    Growth Equity seeks to achieve     Capital  Appreciation  seeks to
Strategies    its  objective  by  investing,     achieve   its    objective   by
              under      normal       market     investing,  under normal market
              conditions,  at  least  80% of     conditions, at least 65% of its
              its  net   assets   (plus  the     total  assets in common  stocks
              amount of any  borrowings  for     selected for their potential to
              investment purposes) in equity     achieve  capital   appreciation
              securities.  Pursuant  to  the     over the long term.
              SEC rules,  this  policy  will
              not  be  changed   without  60
              calendar  days' advance notice
              to shareholders. Growth Equity
              seeks  to   invest  in  equity
              securities,  primarily  common
              stocks  that  have  sufficient
              growth   potential   to  offer
              above-average         long-term
              capital appreciation. The fund
              ------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
              may   own   a    variety    of
              securities  including  foreign
              equity securities.
              ------------------------------------------------------------------
              Growth    Equity's     portfolio     Same
              manager   uses   a   "bottom-up"
              method  of  analysis   based  on
              fundamental      research     to
              determine which common stocks to
              purchase.
              ------------------------------------------------------------------

              The portfolio  manager of Growth     The   portfolio   management
              Equity   focuses  on   companies     team of Capital Appreciation
              believed   to   have   long-term     purchases stock of companies
              returns greater than the average     that have the  potential for
              for  companies  included  in the     attractive  long-term growth
              S&P  500  Index.  The  companies     in  earnings,  cash flow and
              typically    have    a    market     total worth of the  company.
              capitalization  greater  than $5     In addition,  the  portfolio
              billion.    At   the   time   of     management  team  prefers to
              purchase,  each stock  typically     purchase  such  stocks  that
              would  have at least  one of the     appear to be  undervalued in
              following  characteristics:  (1)     relation  to  the  company's
              projected     earnings-per-share     long-term  growth   funda-
              growth  greater than the average     mentals.    The    portfolio
              of the S&P 500 Index; (2) a high     management  team  invests in
              profit     margin;     or    (3)     the stocks of compa- nies of
              consistency  and  predictability     any size  without  regard to
              of   earnings.   The   portfolio     market capitalization.
              manager  selects  common  stocks
              for the fund based,  in part, on
              the    sustainability    of    a
              company's  competitive advantage
              in the  marketplace  as  well as
              the  strength of its  management
              team.   If   the   stock   price
              appreciates  to a level that the
              portfolio  manager  believes  is
              not  sustainable,  the portfolio
              manager may sell the position.
              ------------------------------------------------------------------
              Growth Equity  invests  primarily    Capital  Appreciation  will
              in the common stocks of companies    invest  primarily in common
              that   the   portfolio    manager    stocks  of  companies  that
              believes     have     sustainable    the  portfolio   management
              competitive  advantages  in their    team      believes     have
              industries,          high-quality    established   positions  in
              management    and/or   recognized    their  industries  and  the
              brand names.  Such  companies may    potential   for   favorable
              include   companies   that   rely    long-term returns. The true
              extensively   on   technology  in    worth  of  the   companies'
              their   processes,   products  or    stocks, however, may not be
              services,  or may be  expected to    recognized by the market or
              benefit    from     technological    the stocks may be currently
              advances  and   improvements   in    out    of    favor     with
              industry,    manufacturing    and    investors. Although Capital
              commerce (technology companies).     Appreciation             is
                                                   diversified,   it  normally
                                                   will hold a core  portfolio
                                                   of    stocks    of    fewer
                                                   companies  than many  other
                                                   diversified funds.
              ------------------------------------------------------------------
              As a temporary  defensive measure    Same.
              because  of market,  economic  or
              other  conditions,  Growth Equity
              may  invest  up to  100%  of  its
              assets      in      high-quality,
              short-term  debt  instruments  or
              may  take   positions   that  are
              consistent   with  its  principal
              investment  strategies.   If  the
              portfolio  manager  invokes  this
              ------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
              strategy,  the fund's  ability to
              achieve its investment  objective
              may be affected adversely.
--------------------------------------------------------------------------------
Investment    Heritage Asset Management, Inc.      Same.
Manager
--------------------------------------------------------------------------------
Investment    Eagle  - As  of  June  30,  2005,    Goldman  Sachs  - As of  June
Subadvisers   Eagle   had   approximately   $11    30, 2005,  Goldman  Sachs,  a
              billion   of  assets   under  its    business    unit    of    the
              discretionary   management.   The    Investment         Management
              address for Eagle is 880 Carillon    Division of Goldman,  Sachs &
              Parkway, St. Petersburg,  Florida    Co.,    had   assets    under
              33716.                               management  of  approximately
                                                   $453 billion. The address for
                                                   Goldman  Sachs is 2502  Rocky
                                                   Point Drive,  Tampa,  Florida
                                                   33607.
--------------------------------------------------------------------------------
Portfolio     Ashi Parikh has been  responsible    Herbert E. Ehlers has managed
Managers      for the day-to-day  management of    Capital        Appreciation's
              the  investment  portfolio  since    investment   portfolio  since
              April 1999.  Mr. Parikh is Senior    its  inception  and  David G.
              Managing    Director    of    the    Shell,  Steven  M.  Barry and
              Institutional  Growth Division of    Gregory   H.    Ekizian   are
              Eagle and has served as  Managing    Co-Chief  Investment Officers
              Director  and  Portfolio  Manager    and senior portfolio managers
              for  the   Large   Capitalization    of the GSAM  investment  team
              Growth  Equity  Program for Eagle    that  manages the  investment
              since  April  1999.   Mr.  Parikh    portfolio.   They   also  are
              joined   Eagle   from   Bank  One    Managing Directors of Goldman
              Investment  Advisers,  Inc. where    Sachs.
              he was Managing Director of their
              Growth   Equity   Team  and  lead
              manager  for the One Group  Large
              Company  Growth  Fund and the One
              Group Growth  Opportunities Fund.
              He joined Bank One Corporation in
              1992  and  Bank  One   Investment
              Advisers in 1994.
--------------------------------------------------------------------------------

              COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS
              -----------------------------------------------------

There are certain differences highlighted in the table below between Growth Equity and Capital Appreciation's investment restrictions and limitations. Each of the fundamental investment policies, except for the limitation concerning industry concentration, noted below vary between Growth Equity and Capital Appreciation. Fundamental investment policies may not be changed without a vote of the majority of the outstanding securities of each Fund. Each investment restriction and limitation for the Growth Equity and Capital Appreciation may be found in their respective Statements of Additional Information ("SAIs").

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
                              Fundamental Investment Policies
--------------------------------------------------------------------------------
Diversification Growth   Equity   must   remain    Capital   Appreciation  must
                diversified with respect to 75%    remain    diversified   with
                of its total assets  (valued at    respect to 100% of its total
                market  value) in securities of    assets   (valued  at  market
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
                any one  issuer  other than the    value) in  securities  of any
                U.S. Government or its agencies    one  issuer  other  than  the
                and    instrumentalities,    or    U.S.    Government   or   its
                purchase  more  than 10% of the    agencies and in  instrumenta-
                voting  securities  of any  one    lities, or purchase more than
                issuer.                            10% of the voting  securities
                                                   of any one issuer.
--------------------------------------------------------------------------------
Industry        Growth  Equity  may not  invest    Same.
Concentration   more   than   25%  in  any  one
                industry.
--------------------------------------------------------------------------------
Borrowing Money Growth  Equity  may not  borrow    Capital  Appreciation may not
                money except for  extraordinary    borrow   money   except  from
                and  temporary  measures and is    banks and only if at the time
                limited   to   entering    into    of such  borrowings the total
                reverse  repurchase  agreements    loans  to  the  Fund  do  not
                in an  amount  up to 33 1/3% of    exceed 5% of the Fund's total
                the value to its  total  assets    assets.
                to  meet  redemption  requests.
                Growth  Equity may not purchase
                additional            portfolio
                investments    once    borrowed
                obligations  exceed 5% of total
                assets.
--------------------------------------------------------------------------------
Issuing Senior  Growth  Equity  may  not  issue    Capital  Appreciation may not
Securities      senior   securities  except  as    issue    senior    securities
                permitted by prospectus and SAI    except  as  permitted  by the
                and  except  that it may engage    prospectus and SAI.
                in    transactions    involving
                options,    futures,    forward
                currency  contracts,  or  other
                financial instruments.
--------------------------------------------------------------------------------
Underwriting    Growth     Equity    may    not    Capital  Appreciation may not
                underwrite  the  securities  of    underwrite  the securities of
                other  issuers  except  to  the    other issuers  except that it
                extent that, in connection with    may  invest  not more than 5%
                the  disposition  of  portfolio    and its net assets  (taken at
                securities,  the  Fund  may  be    cost immediately after making
                deemed  an  underwriter   under    such      investment)      in
                federal securities laws.           securities   that   are   not
                                                   readily   marketable  without
                                                   registration     under    the
                                                   Securities Act of 1933.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Investing in   Growth Equity may not invest in     Capital  Appreciation may not
Commodities,   commodities,          commodity     invest    in     commodities,
Minerals or    contracts    or   real   estate     commodity  contracts  or real
Real Estate    (including  real estate limited     estate (including real estate
               partnerships) except it may (1)     limited  partnerships) except
               purchase  securities  issued by     that    it    may    purchase
               companies  that  invest  in  or     securities      issued     by
               sponsor such interests, and (2)     companies  that  invest in or
               may purchase and sell  options,     sponsor    such    interests.
               futures   contracts,    forward     Capital  Appreciation may not
               currency  contracts  and  other     invest in oil,  gas, or other
               financial  instruments.  Growth     mineral  programs except that
               Equity  may not  invest in oil,     they may purchase  securities
               gas, or other mineral  programs     issued  by   companies   that
               except  that they may  purchase     invest  in  or  sponsor  such
               securities  issued by companies     interests.
               that invest in or sponsor  such
               interests.
--------------------------------------------------------------------------------
Loans          Growth   Equity  may  not  make     Capital  Appreciation may not
               loans,  except that it may make     make  loans,  except  that it
               loans   under   the   following     may  make  loans   under  the
               circumstances:   (1)   to   the     following      circumstances:
               extent  that the  purchase of a     (1) to  the  extent  that the
               portion of an issue of publicly     purchase  of a portion  of an
               distributed  notes,  bonds,  or     issue of publicly distributed
               other evidences of indebtedness     notes,    bonds,   or   other
               or  deposits   with  banks  and     evidences of  indebtedness or
               other  financial   institutions     deposits with banks and other
               may be  considered  loans;  (2)     financial institutions may be
               where   it   may   enter   into     considered   loans;  and  (2)
               repurchase     agreements    as     where  it  may   enter   into
               permitted   under  that  fund's     repurchase    agreements   as
               investment  policies;  and  (3)     permitted  under that  fund's
               may  make  loans  of  portfolio     investment policies.
               securities     to     qualified
               broker-dealers  as described in
               this SAI.
--------------------------------------------------------------------------------
Investing in   Growth  Equity  may not  invest     Capital  Appreciation may not
Illiquid       more than 10% of its net assets     invest  more  than 10% of its
Securities     in securities  that are subject     net   assets  in   repurchase
               to  restrictions  on  resale or     agreements  maturing  in more
               are  not   readily   marketable     than  seven  days or in other
               without  registration under the     illiquid          securities,
               Securities  Act of 1933  and in     including securities that are
               repurchase  agreements maturing     illiquid  by  virtue  of  the
               more  than  seven  days  and in     absence    of    a    readily
               repurchase  agreements maturing     available  market or legal or
               in more than seven days.            contractual  restrictions  as
                                                   to resale.
--------------------------------------------------------------------------------
Selling Short  Growth  Equity may not sell any     Capital  Appreciation may not
and Buying     securities  short  or  purchase     sell an  securities  short or
on Margin      any  securities  on margin  but     purchase  an   securities  on
               may  obtain   such  short  term     margin  but  may  obtain  suc
               credit   as    necessary    for     short    term    credit    as
               clearance  of   purchases   and     necessary   fo  clearance  of
               sales  of  securities.   Growth     purchases    and    sales  of
               Equity may make margin deposits     securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
               in  connection  with its use of
               options,  futures contracts and
               forward currency  contracts and
               may  sell  short  "against  the
               box".
--------------------------------------------------------------------------------
Investing  in  Growth Equity may not invest in     Capital Appreciation, may not
Investment     the    securities    of   other     invest in the  securities  of
Companies      investment companies, except by     other  investment  companies,
               purchase  in  the  open  market     except in  connection  with a
               where no  commissions or profit     merger,        consolidation,
               to a sponsor or dealer  results     acquisition or reorganization
               from the  purchase  other  than     by   purchase   in  the  open
               customary broker's  commission,     market   of   securities   of
               or except when the  purchase is     closed-end         investment
               part  of  a  plan  of   merger,     companies       where      no
               consolidation,   reorganization     underwriter     or     dealer
               or  acquisition.  Growth Equity     commission  or profit,  other
               may not invest more than 10% of     customary broker's commission
               its   total   assets  in  index     is     involved.      Capital
               securities and other investment     Appreciation  may not  invest
               companies                           more  than  5% of  its  total
                                                   assets index  securities  and
                                                   other investment companies.
--------------------------------------------------------------------------------
Option Writing No such limitation.                 Capital  Appreciation may not
                                                   write put or call options
--------------------------------------------------------------------------------
Pledging       No such limitation.                 Capital  Appreciation may not
                                                   pledge any securities  except
                                                   that  it  may  pledge  assets
                                                   having  a value  of not  more
                                                   than 10% of its total  assets
                                                   to secure permitted borrowing
                                                   from banks.
--------------------------------------------------------------------------------

                          COMPARISON OF PRINCIPAL RISKS
                          -----------------------------

The main risks of investing in Capital Appreciation and Growth Equity are discussed below. The risks for Capital Appreciation and Growth Equity vary between the Funds. Investments in Capital Appreciation present risk relating to core holdings and mid-cap and small-cap companies, while investments in Growth Equity present risks relating to foreign securities, investing in technology companies and portfolio turnover.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund's shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Fund may be subject to different principal risks. Some of the principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund's net asset value. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

--------------------------------------------------------------------------------
                      GROWTH EQUITY                    CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Stock Market Risk          X                                    X
--------------------------------------------------------------------------------
Growth Company Risk        X                                    X
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Holding Risk                                               X
--------------------------------------------------------------------------------
Small- and Mid-Cap Company                                      X
Risk
--------------------------------------------------------------------------------
Foreign Securities Risk    X
--------------------------------------------------------------------------------
Technology Company Risk    X
--------------------------------------------------------------------------------
Portfolio Turnover Risk    X
--------------------------------- ------------------------------- --------------

Each Fund is subject to the following risk:

STOCK MARKET RISK. The value of stock holdings of Capital Appreciation and Growth Equity may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

GROWTH COMPANY RISK. Investments by Capital Appreciation and Growth Equity in growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Capital Appreciation is subject to the following additional risks:

CORE HOLDING RISK. Because Capital Appreciation normally holds a core portfolio of stocks of fewer companies than many other diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund's net asset value and total return.

MID-CAP AND SMALL-CAP COMPANY RISK. Investments by Capital Appreciation in mid-cap and small-cap companies generally involve greater risk than investing in larger, more established companies. Both mid-cap and small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

Growth Equity is subject to the following additional risks:

FOREIGN SECURITIES RISK. Investments in foreign securities by Growth Equity involve greater risks than investing in domestic securities. As a result, the fund's returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign equity markets -- as well as foreign economies and political systems -- may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of the fund's foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

TECHNOLOGY COMPANY RISK. Investments by Growth Equity in technology companies present special and significant risks. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the fund invests may become obsolete or have relatively short product cycles. As a result, the fund's returns may be considerably more volatile than the returns of other mutual funds that do not invest in similarly related companies.

PORTFOLIO TURNOVER RISK. Growth Equity may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. The fund's portfolio turnover could exceed 200%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs, may result in additional tax consequences to investors and may affect performance.

                         COMPARISON OF FEES AND EXPENSES
                         -------------------------------

The following tables show the fees and expenses of each class of shares of Growth Equity and Capital Appreciation and the PRO FORMA fees and expenses of each class of shares of the Acquiring Fund after giving effect to the proposed Reorganization. Expenses for each Fund are based on the operating expenses incurred by each class of shares of Growth Equity and Capital Appreciation for the twelve month period ended February 28, 2005. The PRO FORMA of each class of shares of the Acquiring Fund assumes that the Reorganization had been in effect for the same period.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                  GROWTH EQUITY            CAPITAL APPRECIATION          PRO FORMA FUND
--------------------------------------------------------------------------------------------------------------

                            CLASS A   CLASS B  CLASS C  CLASS A  CLASS B  CLASS C   CLASS A  CLASS B  CLASS C
                            -------   -------  -------  -------  -------  -------   -------  -------  --------
--------------------------------------------------------------------------------------------------------------

Maximum    sales    charge   4.75%     None     None     4.75%    None      None     4.75%    None     None
imposed on  purchases  (as
a  percentage  of offering
price)
--------------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (as a percentage      None*     5%**      1%?     None*    5%**      1%?      None*    5%**      1%?
of original purchase
price or redemption
proceeds, whichever is
lower)
--------------------------------------------------------------------------------------------------------------
Redemption fee (as a
percentage of amount          2%??     2%??     2%??     2%??     2%??      2%??     2%??     2%??     2%??
redeemed, if applicable)
--------------------------------------------------------------------------------------------------------------

* If you purchased $1,000,000 or more of Class A shares of a Heritage mutual fund that were subject to a front-end sales charge and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
? Declining to 0% at the first year.
?? The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                         GROWTH EQUITY              CAPITAL APPRECIATION              PRO FORMA FUND
-------------------------------------------------------------------------------------------------------------
                            CLASS A   CLASS B  CLASS C  CLASS A  CLASS B  CLASS C   CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------------------------------------------------

Management
Fees*                         .75%      .75%    .75%     .75%     .75%      .75%     .75%     .75%      .75%
-------------------------------------------------------------------------------------------------------------

                                       10

------------------------------------------------------------------------------------------------------------
Distribution and
Service (12b-1)               .25%    1.00%    1.00%    .25%     1.00%     1.00%     .25%    1.00%     1.00%
Fees**
------------------------------------------------------------------------------------------------------------
Other Expenses*               .34%     .34%     .34%    .19%      .19%      .19%     .19%     .19%      .19%
------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses           1.34%    2.09%    2.09%   1.19%     1.94%     1.94%    1.19%    1.94%     1.94%
------------------------------------------------------------------------------------------------------------

* Heritage has contractually agreed to waive its investment advisory fees and, if necessary, reimburse Capital Appreciation to the extent that fund's Class A annual operating expenses exceed 1.60% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.35% of that class' average daily net assets for the fund's 2006 fiscal year. Heritage has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the Growth Equity to the extent that the fund's Class A annual operating expenses exceed 1.35% of the class' average daily net assets Class B and Class C annual operating expenses exceed 2.10% of that class' average daily net assets for the fund's 2006 fiscal year. The Board may agree to change fee waivers or reimbursements without the approval of funds shareholders. Any reduction in Heritage's management fees is subject to reimbursement by the funds within the following two fiscal years if overall expenses fall below these percentage limitations.
** Under the funds' distribution plan, the funds are authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Capital Appreciation Class A shares and 0.35% of average daily assets on Growth Equity Class A shares. The funds' Board of Trustees has approved a current fee of 0.25% on Class A shares.

                            EXAMPLE OF FUND EXAMPLES
                            ------------------------

This example can help you compare costs between Growth Equity and Capital Appreciation if the Reorganization is approved. The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds' expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


-----------------------------------------------------------------------------------------------------------
                             GROWTH EQUITY            CAPITAL APPRECIATION            PRO FORMA FUND
-----------------------------------------------------------------------------------------------------------
                       YEAR   YEAR  YEAR 5  YEAR   YEAR   YEAR  YEAR 5  YEAR    YEAR  YEAR  YEAR 5  YEAR
                         1     3             10      1     3              10     1     3              10
-----------------------------------------------------------------------------------------------------------

A Shares               $605   $879  $1,174  $2,011 $591   $835  $1,098  $1,850  $591  $835  $1,098  $1,850
-----------------------------------------------------------------------------------------------------------
B Shares -             $612   $955  $1,224  $2,229 $597   $909  $1,147  $2,070  $597  $909  $1,147  $2,070
Assuming redemption
at end of Period
-----------------------------------------------------------------------------------------------------------
B Shares -             $212   $655  $1,124  $2,229 $197   $609  $1,047  $2,070  $197  $609  $1,047  $2,070
Assuming no
redemption
-----------------------------------------------------------------------------------------------------------
C Shares               $212   $655  $1,124  $2,421 $197   $609  $1,047  $2,264  $197  $609  $1,047  $2,264
-----------------------------------------------------------------------------------------------------------

                       COMPARATIVE PERFORMANCE INFORMATION
                       -----------------------------------

The bar charts below give some indication of the risks of an investment in Growth Equity and Capital Appreciation by showing yearly changes in each Fund's performance and by comparing each Fund's performance with a broad measure of market performance. Both the bar chart and the table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. Past performance (before and after taxes) is not an indication of future performance.

CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A). The following bar charts illustrate the annual total returns for each Fund's Class A shares for the calendar years shown. The inception date for Growth Equity is November 16, 1995 and for Capital Appreciation is December 12, 1985. The returns for a Fund's Class B and C shares would be lower than the Class A returns shown in the bar chart because those other classes have higher total expenses.


                                  GROWTH EQUITY
                                [GRAPHIC OMITTED]

24.23%  37.6%   36.69%  66.15%  -11.55% -16.86% -28.14% 27.20%  -2.00%
1996    1997    1998    1999    2000    2001    2002    2003     2004

For the ten year period through December 31, 2004, the Class A shares' highest quarterly return was 43.77% for the quarter ended December 31, 1999 and the lowest quarterly return was -21.27% for the quarter ended September 30, 2001. For the period from January 1, 2005 through June 30, 2005 the Class A shares' total return (not annualized) was -5.17%. These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

                              CAPITAL APPRECIATION
                               [GRAPHIC OMITTED]

20.27%  18.90%  42.17%  34.18%  40.39%  -8.55%  -8.14%  -24.39% 26.65%  12.61%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

For the ten year period through December 31, 2004, the Class A shares' highest quarterly return was 27.36% for the quarter ended December 31, 1999 and the lowest quarterly return was -24.63% for the quarter ended September 30, 2001. For the period from January 1, 2005 through June 30, 2005 the Class A shares' total return (not annualized) was -3.94%. These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2004. The tables below show how the average annual total returns (adjusted to reflect applicable sales charges) for each class of shares of Growth Equity and Capital Appreciation (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of Fund shares.


----------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2004)*
----------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A      CLASS B        CLASS C
                                                                                   SHARES        SHARES        SHARES
                                                               1 YEAR   5 YEARS   (LIFE OF      (LIFE OF      (LIFE OF
                                                                                   CLASS)        CLASS)        CLASS)
----------------------------------------------------------------------------------------------------------------------

Class A Shares (Inception Date 11/16/95)                       -6.66%   -8.90%     10.54%         n/a            n/a
        Return Before Taxes Distributions                      -6.66%   -10.09%     9.33%         n/a            n/a
        Return After Taxes on Distributions                    -5.66%   -7.82%      8.87%         n/a            n/a
        Return After Taxes on Distributions
            and Sale of Fund Shares

Class  B Shares (Inception Date 01/02/98)
        Return Before Taxes                                    -2.79%   -8.70%       n/a         5.17%           n/a

Class C Shares (Inception Date 11/16/95)
        Return Before Taxes                                    -2.75%   -8.70%       n/a          n/a          10.30%
----------------------------------------------------------------------------------------------------------------------
Indices
        S&P 500 Index**
              (reflects no deduction for fees,                 10.88%   -2.30%      9.81%        4.77%          9.81%
                expenses or taxes)
        Russell 1000 Growth Index***
              (reflects no deduction for fees,                  6.30%   -9.29%      7.04%        1.81%          7.04
                expenses or taxes
----------------------------------------------------------------------------------------------------------------------

* Growth Equity's returns in this table are after deduction of sales charges and expenses.
** The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.
*** The Russell 1000 Growth Index measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.


----------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2004)*
----------------------------------------------------------------------------------------------------------------------
                                                                       CLASS A       CLASS B        CLASS C
                                                                        SHARES        SHARES        SHARES
                                                   1 YEAR   5 YEARS   (10 YEARS)     (LIFE OF      (LIFE OF
                                                                                      CLASS)        CLASS)
----------------------------------------------------------------------------------------------------------------------

Class A Shares (Inception Date 12/12/85)           7.26%   -2.91%      12.74%         n/a            n/a
        Return Before Taxes                        7.26%   -3.52%      11.04%         n/a            n/a
        Return After Taxes on Distributions        6.17%   -2.73%      10.42%         n/a            n/a
        Return After Taxes on Distributions
            and Sale of Fund Shares

Class B Shares (Inception Date 01/02/98)
        Return Before Taxes                       11.77%   -2.64%       n/a          7.27%           n/a

Class C Shares (Inception Date 04/03/95)
        Return Before Taxes                       11.78%   -2.64%       n/a           n/a          12.35%
----------------------------------------------------------------------------------------------------------------------
Indices
        S&P 500 Index**
          (reflects no deduction for fees,        10.88%   -2.30%      12.07%        4.77%         11.34%
                expenses or taxes)
        Russell 1000 Growth Index***
           (reflects no deduction for fees,        6.30%   -9.29%       9.59%        1.81%          8.83%
            expenses or taxes
----------------------------------------------------------------------------------------------------------------------

* Capital Appreciation's returns in this table are after deduction of sales charges and expenses.
** The Standard & Poor's 500 Composite Stock Index (S&P 500) is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.
*** The Russell 1000 Growth Index measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                 CAPITALIZATION
                                 --------------

The following table sets forth the capitalization of Growth Equity and of Capital Appreciation as of February 28, 2005 and of Capital Appreciation on a PRO FORMA combined basis as of February 28, 2005, giving effect to the proposed Reorganization.


                                             NET ASSETS        NET ASSET VALUE        SHARES
                                            (IN MILLIONS)         PER SHARE        OUTSTANDING

Growth Equity - Class A                          $87               $26.00            3,339,349
Capital Appreciation - Class A                  $352               $24.78           14,192,521
                                                ----
Pro Forma Fund - Class A                        $439               $24.78           17,696,680
                                                ====

Growth Equity - Class B                          $20               $23.93            839,076
Capital Appreciation - Class B                   $37               $22.99           1,584,201
                                                 ---
Pro Forma Fund - Class B                         $57               $22.99           2,457,427
                                                 ===

Growth Equity - Class C                          $53               $23.93           2,200,544
Capital Appreciation  - Class C                 $119               $22.98           5,196,297
                                                ----
Pro Forma Fund - Class C                        $172               $22.98           7,486,958
                                                ====

              BOARD'S RECOMMENDATION TO GROWTH EQUITY SHAREHOLDERS
              ----------------------------------------------------

After careful consideration, the Board of Trustees unanimously approved the Reorganization Agreement. Accordingly, the Board has submitted the Reorganization Agreement for approval by the Growth Equity shareholders. The Board recommends that you vote "FOR" Proposal 1 to approve the Reorganization Agreement with respect to Capital Appreciation.

--------------------------------------------------------------------------------

PROPOSAL 2:       APPROVAL OF THE  REORGANIZATION  AGREEMENT,  WHICH PROVIDES
                  FOR THE REORGANIZATION OF VALUE EQUITY INTO GROWTH AND INCOME

Proposal 2 asks for the approval of the Reorganization of Value Equity into Growth and Income. In considering whether to approve this Proposal, you should note that:

    o Growth and Income generally pursues the same investment objectives via different policies and strategies as those of Value Equity. Each Fund seeks long-term capital appreciation with current income as a secondary objective. Each Fund invests primarily in common stocks of U.S. companies, although Growth and Income pursues a growth strategy while Value Equity pursues a value strategy. Value Equity may invest in derivatives to a greater extent than Growth and Income while Growth and Income may invest in high-yield and fixed-income securities to a greater extent than Value Equity. Both Funds are diversified, although Value Equity may, at times, emphasize a particular economic sector while maintaining a diversified portfolio. Growth and Income uses a "bottom-up" method of analysis based on fundamental research to select securities while Value Equity utilizes a contrarian value investment strategy and employs low price-to-earnings approach. Both Funds may invest in medium- to large-capitalization companies although Value Equity focuses its investment in stocks of large companies that are similar in size to the S&P 500 Index.

    o Heritage is the investment manager of each Fund, although the subadviser to each Fund is different. Heritage has retained Thornburg Investment Management, Inc. as subadviser to provide day-to-day management of Growth and Income's portfolio. Dreman Value Management, L.L.C. is the subadviser to Value Equity. Heritage will not benefit to the extent that it will pay higher subadvisory fees pursuant to the completion of the Reorganization.

    o Growth and Income has outperformed its peers and benchmark index for one-, three- and five-year periods, as well as stronger actual performance for a ten-year period while Value Equity, even though recent performance has improved, has underperformed its peers and benchmark for a ten-year period.

    o The Reorganization is expected to result in lower overall fees and expenses for shareholders of Value Equity even though Growth and Income has similar contractual advisory fees. Heritage contractually has agreed to limit Growth and Income's total operating expenses through the Fund's 2006 fiscal year. In addition, Heritage will benefit to the extent that it will no longer continue to waive and/or reimburse the operating expenses for Value Equity.

    o Growth and Income's total annual operating expense ratio is lower than that of the corresponding class of shares of Value Equity, due primarily to Value Equity's smaller asset base.

    o The shareholders' interests would not be diluted by the Reorganization because the Reorganization would be effected on the basis of each participating Fund's net asset value.

    o The Reorganization is expected to be a tax-free transaction. The portfolio holdings of Value Equity are generally compatible with Growth and Income's investment objectives and policies and, therefore, Value Equity could transfer all or substantially all of its holdings to Growth and Income. If, however, Value Equity has any assets that may not be held by Growth and Income, those assets will be sold before the Reorganization. The proceeds of those sales will be held in temporary investments or reinvested in assets that qualify to be held by Growth and Income. The possible need for Value Equity to dispose of assets before the Reorganization could result in it selling securities at a disadvantageous time and realizing losses that otherwise would not have been realized. Alternatively, these sales could result in Value Equity's realizing gains that otherwise would not have been realized, the net proceeds of which would be included in a taxable distribution to its shareholders before the Reorganization.

          COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
          ------------------------------------------------------------

Value Equity and Growth and Income have identical investment objectives but pursue these objectives via varying investment policies and strategies. The investment objectives, strategies and policies are described below.

Heritage, the investment manager of Value Equity, has reviewed Value Equity's current portfolio holdings and determined that those holdings generally are compatible with Growth and Income's investment objectives and policies. As a result, Heritage believes, with respect to the Reorganization, that, if the Reorganization is approved, all or substantially all of Value Equity's assets could be transferred to and held by Growth and Income. However, the portfolio manager of Growth and Income may determine to sell some or a substantial portion of the assets of Value Equity after the completion of the Reorganization, which may result in the recognition of net gain that would be taxable to one or more shareholders when distributed to them.


-------------------------------------------------------------------------------------------------
                                VALUE EQUITY                GROWTH AND INCOME
-------------------------------------------------------------------------------------------------

Investment     Seeks long-term capital                    Same.
Objective      appreciation. Current income
               is its secondary objective.
-------------------------------------------------------------------------------------------------

Investment     Value Equity seeks to achieve its          Growth and  Income  expects to invest
Strategies     objectives by investing, under             primarily    in    domestic    equity
               normal market conditions, at least         securities  (primarily common stocks)
               80% of its net assets (plus the            selected on a value  basis.  However,
               amount of any borrowings for               the  fund  may  own  a   variety   of
               investment purposes) in equity             securities,  including foreign equity
               securities.                                and  debt   securities  and  domestic
                                                          debt   securities   which,   in   the
                                                          opinion  of  the  fund's   investment
                                                          subadviser,    Thornburg   Investment
                                                          Management,   Inc.,  offer  prospects
                                                          for  meeting  the  fund's  investment
                                                          goals.
              ----------------------------------------------------------------------------------
               Value  Equity  invests  primarily  in      The   types  of   equity   securities
               U.S.   equity    securities,    which      Growth and Income  typically  invests
               consist   mainly  of  common  stocks.      include  common  stocks,  convertible
               Other  types of  securities  in which      securities,   preferred  stocks,  and
               Value    Equity    invests    include      real   estate   investment    trusts.
               securities  convertible  into  common      Growth and Income  also may invest in
               or preferred  stocks.  Common  stocks      corporate    bonds   and   government
               in  which   the  fund   invests   may      securities,    including   securities
               represent  any  economic  sector in a      issued  by U.S.  government-sponsored
               variety of industries  and companies.      entities,  which  are not  backed  by
               At times, the fund's  investments may      the  full  faith  and  credit  of the
               emphasize   a   particular   economic      U.S.    government    and   are   not
               sector  while  maintaining  a diverse      guaranteed  or  insured  by the  U.S.
               portfolio.
-----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                VALUE EQUITY                GROWTH AND INCOME
-------------------------------------------------------------------------------------------------

                                                          government.  The  securities in which
                                                          the  fund  may  invest  may be  rated
                                                          below  investment  grade  by  Moody's
                                                          Investors   Service,   Inc.   or   by
                                                          Standard  & Poor's  or,  if  unrated,
                                                          deemed to be of comparable quality.
              ----------------------------------------------------------------------------------
              Value  Equity's   portfolio   manager       Growth and Income's portfolio manager
              utilizes    a    contrarian     value       uses a "bottom up" method of analysis
              investment strategy and employs a low       based  on  fundamental   research  to
              price-to  earnings  approach  with an       select   securities  for  the  fund's
              emphasis   on    financially    solid       portfolio.  Investments in the fund's
              companies.  Value Equity  focuses its       portfolio typically have at least one
              investments  in stocks of large  U.S.       of the following characteristics: (1)
              companies that are similar in size to       a growth rate greater than inflation;
              the S&P 500  Index  (as of  September       (2) are issued by companies  that the
              30,  2004,  the S&P 500  Index  had a       portfolio   manager  believes  occupy
              median   market   capitalization   of       important  positions  in an expanding
              approximately  $9.3 billion) and that       industry;  (3)  shareholder  oriented
              the  portfolio  manager  believes are       managements;  or (4)  current  market
              undervalued.  The fund, however,  may       prices  below   estimated   intrinsic
              invest  in   stocks  of  small-   and       value. The fund's  portfolio  manager
              mid-capitalization   companies.   The       generally  invests in  medium-  ($500
              fund's  portfolio will typically have       million    to   $10    billion)    to
              a  price-to-earnings  ratio  at least       large-capitalization     (over    $10
              20%  below  the   average   of  those       billion)     companies    that    are
              companies  included  in the  S&P  500       diversified      across     different
              Index.                                      industries and sectors.
              ----------------------------------------------------------------------------------
              Value  Equity  may invest up to 5% of       Growth and  Income  may write  covered
              its   net   assets   in    derivative       call options (not to exceed 10% of its
              securities  for hedging  purposes and       total  assets) on common stocks in its
              to create  synthetic index positions.       portfolio  or on  common  stocks  into
              The fund also may write  covered call       which   securities   held  by  it  are
              options,  not  to  exceed  10% of its       convertible to earn additional  income
              total assets, on common stocks in its       or buy call  options to close out call
              portfolio  or on common  stocks  into       options it has written.
              which   securities  held  by  it  are
              convertible to earn additional income
              or to hedge downside risk  associated
              with  appreciated  securities  in its
              portfolio.
              ----------------------------------------------------------------------------------
              As  a  temporary   defensive  measure       Same.
              because of market,  economic or other
              conditions, the fund may invest up to
              100% of its  assets in high  quality,
              short-term  debt  instruments  or may
              take  positions  that are  consistent
              with   its    principal    investment
              strategies.  To the  extent  that the
              fund  invokes  this   strategy,   its
              ability  to  achieve  its  investment
              objective may be affected adversely.
------------------------------------------------------------------------------------------------
Investment    Heritage Asset Management, Inc.             Same.
Manager
------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                          VALUE EQUITY                GROWTH AND INCOME
-------------------------------------------------------------------------------------------

Investment    Dreman   Value   Management,   L.L.C.       Thornburg   Investment    Management,
Subadvisers   ("Dreman") - Heritage  has  allocated       Inc.   ("Thornburg")  serves  as  the
              all  of  Value  Equity's   assets  to       subadviser   to  Growth  and  Income.
              Dreman.  As of June 30, 2005,  Dreman       Heritage has  allocated all of Growth
              had   approximately  $13  billion  of       and Income's assets to Thornburg.  As
              assets   under   its    discretionary       of  June  30,  2005,   Thornburg  had
              management.  The  address  for Dreman       approximately  $14  billion of assets
              is 10  Exchange  Place,  Suite  2150,       under its  discretionary  management.
              Jersey City, New Jersey 07302.              The  address  for  Thornburg  is  119
                                                          East Marcy Street,  Suite 200,  Santa
                                                          Fe, New Mexico 87501.
-------------------------------------------------------------------------------------------------
Portfolio     David  Dreman  has  been  responsible       William    V.    Fries    has    been
Managers      for the day-to-day  management of the       responsible    for   the   day-to-day
              investment   portfolio   since   June       management    of    the    investment
              2003.  Mr.  Dreman is the chairman of       portfolio  since July 2001. Mr. Fries
              Dreman,  which he founded in 1977. He       has  been  a  Managing  Director  and
              has  over  35  years  of   investment       Portfolio  Manager at Thornburg since
              management   experience,    including       1995.   He  has   over  30  years  of
              managing   equity  mutual  funds  for       investment   management   experience,
              another     investment     management       including   managing   equity  mutual
              company.   He  also  is  a  financial       funds    for    another    investment
              columnist for Forbes magazine.              management   company.  He  began  his
                                                          investment   career  as  a   security
                                                          analyst and bank investment  officer.
                                                          Mr.  Fries is a  Chartered  Financial
                                                          Analyst.
-----------------------------------------------------------------------------------------------

              COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS
              -----------------------------------------------------

There are certain differences highlighted in the table below between Value Equity and Growth and Income's investment restrictions and limitations. Each of the fundamental investment policies, except for the limitations concerning diversification and industry concentration, noted below vary slightly between Value Equity and Growth and Income. Fundamental investment policies may not be changed without a vote of the majority of the outstanding securities of each Fund. Each investment restriction and limitation for the Value Equity and Growth and Income may be found in their respective Statements of Additional Information ("SAIs").


--------------------------------------------------------------------------------------------------
                                         VALUE EQUITY                    GROWTH AND INCOME
--------------------------------------------------------------------------------------------------
                                               Fundamental Investment Policies
--------------------------------------------------------------------------------------------------

Diversification              Value     Equity     must     remain  Same.
                             diversified  with  respect to 75% of
                             its total  assets  (valued at market
                             value)  in  securities  of  any  one
                             issuer    other    than   the   U.S.
                             Government   or  its   agencies  and
                             instrumentalities,  or purchase more
                             than  10% of the  voting  securities
                             of any one issuer.
--------------------------------------------------------------------------------------------------
Industry Concentration       Value  Equity  may not  invest  more  Same.
                             than 25% in any one industry.
--------------------------------------------------------------------------------------------------
Borrowing Money              Value  Equity may not  borrow  money  Growth   and  Income  may  not
                             except   for    extraordinary    and  borrow   money   except   from
                             temporary  measures  and is  limited  banks  and  borrowing  in  the
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                         VALUE EQUITY                    GROWTH AND INCOME
--------------------------------------------------------------------------------------------------

                             to entering into reverse  repurchase  aggregate  may not exceed 15%, agreements  in  an  amount  up to 33  and  only  if at the  time  of
                             1/3%  of  the  value  to  its  total  such   borrowings   the  total
                             assets     to    meet     redemption  loans   to  the  fund  do  not
                             requests.   Value   Equity  may  not  exceed 5% of the fund's  total
                             purchase    additional     portfolio  assets.
                             investments      once      borrowed
                             obligations  exceed   5%  of  total
                             assets.
-------------------------------------------------------------------------------------------------
Issuing Senior Securities    Value  Equity  may not issue  senior  Growth   and  Income  may  not
                             securities  except  as  permitted  by issue senior securities except prospectus and SAI and except that it as permitted by prospectus and may engage in transactions  involving SAI  and  except  that  it may
                             options,  futures,  forward  currency engage     in     transactions
                             contracts,    or   other    financial involving   call  options  and
                             instruments.                          forward contracts.
-------------------------------------------------------------------------------------------------
                             Value Equity may not  underwrite the  Growth   and  Income  may  not
Underwriting                 securities of other issuers.          underwrite  the  securities of
                                                                   other  issuers  except  it may
                                                                   invest  not  more  than 5% and
                                                                   its net assets  (taken at cost
                                                                   immediately  after making such
                                                                   investment) in securities that
                                                                   are  not  readily   marketable
                                                                   without registration under the
                                                                   Securities Act of 1933.
-------------------------------------------------------------------------------------------------
Investing  in  Commodities,  Value   Equity  may  not  invest  in  Growth   and  Income  may  not
Minerals or Real Estate      commodities,  commodity contracts or  invest     in     commodities,
                             real estate  (including  real estate  commodity  contracts  or  real
                             limited  partnerships) except it (1)  estate  (not   including  real
                             may  purchase  securities  issued by  estate  limited  partnerships)
                             companies  that invest in or sponsor  except   that   it   (1)   may
                             such interests, and (2) may purchase  purchase  securities issued by and sell options, futures contracts,  companies  that  invest  in or forward currency contracts and other  sponsor such  interests.,  (2)
                             financial instruments.  Value Equity  may purchase  securities  that may not invest in oil, gas, or other  are  secured by  interests  in mineral  programs  except  that they  real estate, and (3) may write
                             may  purchase  securities  issued by  or  purchase   call   options,
                             companies  that invest in or sponsor  purchase   and  sell   forward
                             such interests.                       contract    and    engage   in
                                                                   transactions     in    forward
                                                                   commitments. Growth and Income
                                                                   may not invest in oil, gas, or
                                                                   other mineral  programs except
                                                                   that    they   may    purchase
                                                                   securities issued by companies
                                                                   that invest in or sponsor such
                                                                   interests.
--------------------------------------------------------------------------------------------------
Loans                        Value  Equity  may not  make  loans,  Growth  and Income may not make except  that it may make loans under  loans,  except that it may make
                             the     following     circumstances:  loans   under   the   following
                             (1) to the extent that the  purchase  circumstances:   (1)   to   the
                             of  a   portion   of  an   issue  of  extent  that the  purchase of a
                             publicly  distributed notes,  bonds,  portion of an issue of publicly
                             or other  evidences of  indebtedness  distributed   and/or  privately
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                         VALUE EQUITY                    GROWTH AND INCOME
--------------------------------------------------------------------------------------------------

                             or  deposits  with  banks  and other  placed notes,  bonds,  or other
                             financial    institutions   may   be  evidences  of  indebtedness  or
                             considered  loans;  (2) where it may  deposits  with  banks and other enter into repurchase  agreements as  financial  institutions  may be
                             permitted    under    that    fund's  considered loans; and (2) where
                             investment  policies;  and  (3)  may  it may  enter  into  repurchase make loans of  portfolio  securities  agreements  as permitted  under
                             to   qualified   broker-dealers   as  that     fund's      investment
                             described in this SAI.                policies. Growth and Income may
                                                                   not lend  portfolio  securities
                                                                   amounting  to more  than 25% of
                                                                   its total assets.
--------------------------------------------------------------------------------------------------
Margin Purchases             As discussed below,  Value Equity is  Growth   and  Income  may  not
                             limited     as    a    matter     of  purchase  securities on margin
                             non-fundamental   investment  policy  except  to obtain  such  short
                             to  purchasing  securities on margin  term   credits   as   may   be
                             only to  obtain  short-term  credits  necessary   for  clearance  of
                             for clearance of transactions.        transactions.
--------------------------------------------------------------------------------------------------
                                             Non-Fundamental Investment Policies
--------------------------------------------------------------------------------------------------
Investing in Illiquid        As  a  matter  of   non-fundamental   Same  as  Value  Equity  except
illiquid securities          policy, Value Equity may not invest   that    illiquid     securities
                             more than 10% of its net  assets in   include     privately    placed
                             repurchase  agreements  maturing in   securities.
                             more than seven days or in other in
                             illiquid securities.
-------------------------------------------------------------------------------------------------
Selling Short and Buying     Value   Equity   may  not  sell  any  As discussed above,  Growth and
on Margin Income             securities  short  or  purchase  any  Income is  limited  as a matter
                             securities  on margin but may obtain  of    fundamental    investment
                             such short term credit as  necessary  policy to purchasing securities
                             for clearance of purchases and sales  on   margin   only  to   obtain
                             of securities. Value Equity may make  short-term      credits     for
                             margin  deposits in connection  with  clearance of transactions.
                             its   use   of   options,    futures
                             contracts   and   forward   currency
                             contracts.
--------------------------------------------------------------------------------------------------
Investing in Investment      Value  Equity  may not invest in the  Same.
Companies                    securities   of   other   investment
                             companies,   as   permitted  by  the
                             Investment Company Act of 1940.
--------------------------------------------------------------------------------------------------

                          COMPARISON OF PRINCIPAL RISKS
                          -----------------------------

The main risks of investing in Growth and Income and Value Equity are discussed below. The risks for Growth and Income and Value Equity vary between the Funds. Investments in Growth and Income present risk relating to growth companies, foreign securities, high-yield securities, and fixed-income securities, while investments in Value Equity present risk specifically relating to value stocks, sector risk, small-cap companies, derivatives and portfolio turnover.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund's shares may be affected by its investment objectives, principal investment strategies and particular risk factors. Consequently, each Fund may be subject to different principal risks. Some of the principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund's net asset value. There is no guarantee that a Fund will achieve its investment objective(s) or that it will not lose principal value.


-------------------------------------------------------------------------------------------------
                                           VALUE EQUITY                 GROWTH AND INCOME
-------------------------------------------------------------------------------------------------

Stock Market Risk                               X                               X
-------------------------------------------------------------------------------------------------
Growth Company Risk                                                             X
-------------------------------------------------------------------------------------------------
Value Company Risk                              X
-------------------------------------------------------------------------------------------------
Sector Risk                                     X
-------------------------------------------------------------------------------------------------
Mid-Cap Company Risk                            X                               X
-------------------------------------------------------------------------------------------------
Small-Cap Company Risk                          X
-------------------------------------------------------------------------------------------------
Foreign Securities Risk                                                         X
-------------------------------------------------------------------------------------------------
High-Yield Securities Risk                                                      X
-------------------------------------------------------------------------------------------------
Fixed-Income Securities Risk                                                    X
-------------------------------------------------------------------------------------------------
Covered Call Option Risk                        X                               X
-------------------------------------------------------------------------------------------------
Derivatives Risk                                X
-------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                         X
-------------------------------------------------------------------------------------------------

Each Fund is subject to the following risks:

STOCK MARKET RISK. The value of stock holdings of Growth and Income and Value Equity may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

MID-CAP COMPANY RISK. Growth and Income and Value Equity may invest in medium-capitalization companies, which generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

COVERED CALL OPTION RISK. Because Growth and Income and Value Equity may write covered call options, the Fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While call option premiums may generate incremental portfolio income, they also can limit gains from market movements.

Growth and Income is subject to the following additional risks:

GROWTH COMPANY RISK. Investments by Growth and Income in growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

FOREIGN SECURITIES RISK. Investments by Growth and Income in foreign securities involve greater risks than investing in domestic securities. As a result, the fund's returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign equity markets -- as well as foreign economies and political systems -- may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of the fund's foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

HIGH-YIELD SECURITIES RISK. Growth and Income also may invest a portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the fund's performance may vary significantly as a result. Therefore, an investment in the fund is subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated securities.

FIXED-INCOME SECURITIES RISK. Because Growth and Income may invest in fixed-income securities, it may be subject to interest rate risk. If interest rates rise, the market value of the fund's fixed-income securities will fall and, thus, may reduce the fund's return. The fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligation.

Value Equity is subject to the following additional risks:

VALUE COMPANY RISK. Investments by Value Equity in value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the fund's investments in value stocks may limit its downside risk over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

SECTOR RISK. Because the Value Equity may, at times, focus its investments in certain economic sectors, the fund may be exposed to sector risk. Sector risk is the risk that the value of securities of any single economic sector may rise and fall more rapidly than the broader securities markets. Consequently, the value of the fund's portfolio also may be more volatile.

SMALL-CAP COMPANY RISK. Investments by Value Equity in small-cap companies generally involve greater risk than investing in larger, more established companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

DERIVATIVES RISK. Value Equity may use derivatives such as futures contracts, foreign currency forward contracts and options on futures to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If the fund's portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the fund, the fund could lose money.

PORTFOLIO TURNOVER RISK. Value Equity may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. The fund's portfolio turnover could exceed 200%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs, may result in additional tax consequences to investors and may affect performance.

                         COMPARISON OF FEES AND EXPENSES
                         -------------------------------

The tables show the fees and expenses of each class of shares of Value Equity and Growth and Income and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the proposed Reorganization. Expenses for each Fund are based on the operating expenses incurred by each class of shares of Value Equity and Growth and Income for the twelve month period ended March 31, 2005. The pro forma of each class of shares of the Acquiring Fund assumes that the Reorganization has been in effect for the same period.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                          VALUE EQUITY           GROWTH AND INCOME      PRO FORMA FUND
-------------------------------------------------------------------------------------------------------------
                             CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C
                             -------  -------  -------  -------  -------  -------  -------  -------  -------
-------------------------------------------------------------------------------------------------------------

Maximum     sales    charge
imposed on purchases  (as a  4.75%    None     None     4.75%    None     None     4.75%    None     None
percentage    of   offering
price)
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (as a percentage of   None*    5%**     1%?      None*    5%**     1%?      None*    5%**     1%?
original purchase price or
redemption proceeds,
whichever is lower)
-------------------------------------------------------------------------------------------------------------
Redemption fee (as a
percentage of amount         2%??     2%??     2%??     2%??     2%??     2%??     2%??     2%??     2%??
redeemed, if applicable)
-------------------------------------------------------------------------------------------------------------

* If you purchased $1,000,000 or more of Class A shares of a Heritage mutual fund that were subject to a front-end sales charge and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
? Declining to 0% at the first year.
?? The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                  VALUE EQUITY            GROWTH AND INCOME            PRO FORMA FUND
--------------------------------------------------------------------------------------------------------

                    CLASS A  CLASS B   CLASS C  CLASS A   CLASS B CLASS C   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Management Fees*
                     .75%      .75%      .75%      .75%     .75%      .75%      .75%     .75%      .75%
--------------------------------------------------------------------------------------------------------
Distribution and
Service (12b-1)      .25%     1.00%     1.00%      .25%    1.00%    1.00%      .25%     1.00%     1.00%
Fees**
--------------------------------------------------------------------------------------------------------
Other Expenses*      .82%      .82%      .82%      .51%     .51%     .51%      .45%      .45%      .45%
--------------------------------------------------------------------------------------------------------
Total Annual Fund
--------------------------------------------------------------------------------------------------------

                                       23

--------------------------------------------------------------------------------------------------------
Fund Operating
Expenses            1.82%     2.57%     2.57%     1.51%     2.26%    2.26%    1.45%     2.20%     2.20%
--------------------------------------------------------------------------------------------------------
Fee Waiver
and/or Expense       .37%      .37%      .37%      .16%     .16%     .16%      .10%      .10%      .10%
Reimbursement*
--------------------------------------------------------------------------------------------------------
Net Expenses         1.45%    2.20%     2.20%     1.35%    2.10%    2.10%     1.35%     2.10%     2.10%
--------------------------------------------------------------------------------------------------------

* Heritage has contractually agreed to waive its investment advisory fees and, if necessary, reimburse Value Equity to the extent that the fund's Class A annual operating expenses exceed 1.45% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.20% of that class' average daily net assets for the fund's 2006 fiscal year. Heritage has contractually agreed to waive its investment advisory fees and, if necessary, reimburse Growth and Income to the extent that the fund's Class A annual operating expenses exceed 1.35% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.10% of that class' average daily net assets for the fund's 2006 fiscal year. The Board may agree to change fee waivers or reimbursements without the approval of funds shareholders. Any reduction in Heritage's management fees is subject to reimbursement by the funds within the following two fiscal years if overall expenses fall below these percentage limitations.

** Under the funds' distribution plan, the funds are authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Value Equity Class A shares and 0.50% of average daily assets on Growth and Income Class A shares. The funds' Board of Trustees has approved a current fee of 0.25% on Class A shares.

                              FUND EXPENSES EXAMPLE
                              ---------------------

This example can help you compare costs between Value Equity and Growth and Income if the Reorganization is approved. The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds' expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


------------------------------------------------------------------------------------------------------
                      VALUE EQUITY              GROWTH AND INCOME              PRO FORMA FUND
------------------------------------------------------------------------------------------------------
              YEAR    YEAR   YEAR    YEAR   YEAR   YEAR  YEAR    YEAR   YEAR   YEAR   YEAR     YEAR
                1       3      5      10      1     3      5      10      1     3       5       10
------------------------------------------------------------------------------------------------------

A Shares       $616   $986   $1,381  $2,482 $606   $915  $1,245  $2,178 $606   $902  $1,220   $2,120
------------------------------------------------------------------------------------------------------
B Shares       $623   $1,064 $1,432  $2,694 $613   $991  $1,295  $2,394 $613   $979  $1,271   $2,336
 Assuming
redemption
at end of
Period
------------------------------------------------------------------------------------------------------
B Shares       $223   $764   $1,332  $2,694 $213   $691  $1,195  $2,394 $213   $679  $1,171   $2,336
Assuming no
redemption
------------------------------------------------------------------------------------------------------
C Shares       $223   $764   $1,332  $2,877 $213   $691  $1,195  $2,583 $213   $679  $1,171   $2,526
------------------------------------------------------------------------------------------------------

                       COMPARATIVE PERFORMANCE INFORMATION

The charts and tables below give some indication of the risks of an investment in the Funds by showing yearly changes in each Fund's performance and by comparing each Fund's performance with a broad measure of market performance. Both the bar chart and the table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. Since Heritage may add to, dismiss or replace the subadvisers in a Fund, the Fund's historical performance may cover periods when portions of the Fund were advised by different subadvisers. Past performance (before and after taxes) is not an indication of future performance.

CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A). The following bar charts illustrate the annual total returns for each Fund's Class A shares for the calendar years shown. The inception date for Value Equity is December 30, 1994 and for Growth and Income is December 12, 1986. The returns for the Fund's Class B and C shares would be lower than the Class A returns shown in the bar chart because those other classes have higher total expenses.


                                  VALUE EQUITY
                               [GRAPHIC OMITTED]

36.57%  13.29%  25.53%  -0.65%  0.01%   13.86%  -5.50%  -27.84% 26.80%  12.12%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

For the ten year period through December 31, 2004, the Class A shares' highest quarterly return was 16.71% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.62% for the quarter ended September 30, 2002. For the period from January 1, 2005 through June 30, 2005 the Class A shares' total return (not annualized) was 2.43%. These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

                               GROWTH AND INCOME
                               [GRAPHIC OMITTED]

27.88%  22.49%  26.94%  3.67%   1.68%   1.86%   -3.26%  -23.33% 31.87%  9.69%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2003

For the ten year period through December 31, 2004, the Class A shares' highest quarterly return was 19.00% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.34% for the quarter ended September 30, 2002. For the period from January 1, 2005 through June 30, 2005 the Class A shares' total return (not annualized) was 3.36%. These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2004. The tables below show how the average annual total returns (adjusted to reflect applicable sales charges) for each class of shares of each Fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of Fund shares.


-----------------------------------------------------------------------------------------------------------------
VALUE EQUITY - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2004)*
-----------------------------------------------------------------------------------------------------------------
                                                                             CLASS A       CLASS B        CLASS C
                                                                              SHARES        SHARES        SHARES
                                                         1 YEAR  5 YEARS     (LIFE OF      (LIFE OF      (LIFE OF
                                                                              CLASS)        CLASS)        CLASS)
----------------------------------------------------------------------------------------------------------------

Class A Shares (Inception Date 12/30/94)                 6.80%    1.01%       7.32%          n/a            n/a
        Return Before Taxes                              6.47%    0.36%       5.66%          n/a            n/a
        Return After Taxes on Distributions              5.59%    0.47%       5.42%          n/a            n/a
        Return After Taxes on Distributions
            and Sale of Fund Shares

Class B Shares (Inception Date 01/02/98)
        Return Before Taxes                             11.33%    1.20%        n/a           .46%           n/a

Class C Shares (Inception Date 04/03/95)
        Return Before Taxes                             11.33%    1.20%        n/a           n/a           6.51%
----------------------------------------------------------------------------------------------------------------
Indices
        Russell 1000 Value Index**
              (reflects no deduction for fees,          16.49%    5.27%      13.83%         7.33%         13.15%
                expenses or taxes
----------------------------------------------------------------------------------------------------------------

* Value Equity's returns in this table are after deduction of sales charges and expenses.
** The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Its returns do not include the effect of any sales charges. That means the actual returns would be lower if they included the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.


----------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2004)*
----------------------------------------------------------------------------------------------------------------
                                                                           CLASS A       CLASS B        CLASS C
                                                                            SHARES        SHARES        SHARES
                                                       1 YEAR  5 YEARS    (TEN YEAR)     (LIFE OF      (LIFE OF
                                                                                          CLASS)        CLASS)
----------------------------------------------------------------------------------------------------------------

Class A Shares (Inception Date 12/15/86)                4.48%     .80%       8.11%          n/a            n/a
        Return Before Taxes                             3.88%    -.26%       6.31%          n/a            n/a
        Return After Taxes on Distributions             3.44%     .26%       6.16%          n/a            n/a
        Return After Taxes on Distributions
            and Sale of Fund Shares

Class B Shares (Inception Date 01/02/98)                8.92%    1.04%        n/a          1.33%           n/a
        Return Before Taxes

Class C Shares (Inception Date 04/03/95)
        Return Before Taxes                             8.92%    1.04%        n/a           n/a           7.36%
----------------------------------------------------------------------------------------------------------------
Indices
        S&P 500 Index**
              (reflects no deduction for fees,         10.88%   -2.30%       12.07%        4.77%         11.34%
                expenses or taxes)
----------------------------------------------------------------------------------------------------------------

* Growth and Income's returns in this table are after deduction of sales charges and expenses.

** The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                 CAPITALIZATION
                                 --------------

The following table sets forth the capitalization of Value Equity and of Growth and Income as of March 31, 2005 and of Growth and Income on a PRO FORMA combined basis as of March 31, 2005, giving effect to the proposed Reorganization.


                                             NET ASSETS        NET ASSET VALUE        SHARES
                                            (IN MILLIONS)         PER SHARE        OUTSTANDING

Value Equity - Class A                           $14               $19.03            762,140
Growth and Income - Class A                      $44               $13.31           3,281,431
                                                 ---
Pro Forma Fund - Class A                         $58               $13.31           4,371,377
                                                 ===

Value Equity - Class B                           $4                $18.58            195,413
Growth and Income - Class B                      $7                $13.05            566,112
                                                 --
Pro Forma Fund - Class B                         $11               $13.05            844,414
                                                 ===

Value Equity - Class C                           $19               $18.59            996,353
Growth and Income - Class C                      $28               $13.05           2,183,135
                                                 ---
Pro Forma Fund - Class C                         $47               $13.05           3,602,101
                                                 ===


               BOARD'S RECOMMENDATION TO VALUE EQUITY SHAREHOLDERS
               ---------------------------------------------------

After careful consideration, the Board of Trustees unanimously approved the Reorganization Agreement. Accordingly, the Board has submitted the Reorganization Agreement for approval by the Value Equity shareholders. The Board recommends that you vote "FOR" Proposal 2 to approve the Reorganization Agreement with respect to Growth and Income.

                INFORMATION ABOUT THE REORGANIZATIONS APPLICABLE
                                TO BOTH PROPOSALS

              AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
              ----------------------------------------------------

The terms and conditions under which each Reorganization will be consummated are set forth in the Reorganization Agreements. Significant provisions of the

Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Agreements, a form of which is attached as Appendix A to this Proxy Statement/Prospectus.

The Reorganization Agreements provide for the Reorganizations to occur on or about December 16, 2005. The Reorganization Agreements provide that all of the assets of the applicable Acquired Fund will be transferred to the corresponding Acquiring Fund at the close of business or at such other time as to which the Funds may agree (the "Effective Time") on the Closing Date of the Reorganizations. In exchange for the transfer of these assets, each Acquiring Fund will (a) simultaneously issue at the Effective Time a number of full and fractional shares of the Acquiring Fund to the corresponding Acquired Fund equal in value to the aggregate net asset value of the corresponding Acquired Fund calculated before the Effective Time; and (b) assume all of the liabilities of the corresponding Acquired Fund.

Following the transfer of assets in exchange for shares of the respective Acquiring Fund, each corresponding Acquired Fund will distribute all of the shares of the respective Acquiring Fund pro rata to its shareholders of record in complete liquidation and termination of the Acquired Fund. Shareholders of each Acquired Fund owning shares at the Effective Time will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Acquired Fund immediately before the Reorganizations. Such distribution will be accomplished by the establishment of accounts in the names of each Acquired Fund's shareholders on the share records of the corresponding Acquiring Fund's transfer agent. Each account will receive the respective PRO RATA number of full and fractional shares of the Acquiring Fund due to the shareholders of the corresponding Acquired Fund. The Acquired Funds will then be terminated.

The Reorganization Agreements may be terminated, and any Reorganization may be abandoned at any time prior to its consummation, before or after approval by Acquired Fund shareholders, by mutual agreement of Heritage Series Trust, on behalf of the applicable Acquired Fund, and the corresponding Acquiring Fund and under certain other circumstances. The completion of each Reorganization also is subject to various conditions, including approval of the applicable proposal by the participating Acquired Fund's shareholders, completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal tax consequences of the Reorganization and other customary corporate and securities matters. Subject to the satisfaction of those conditions, each Reorganization will take place immediately after the close of business on the Closing Date.

No sales charges will be imposed in connection with the receipt of Acquiring Fund shares by shareholders of the Acquired Funds. Each Acquired Fund shareholder will receive shares of the same class of the applicable Acquiring Fund as they currently own of the applicable Acquired Fund. Each Reorganization is independent of the other; therefore, if the shareholders of one Acquired Fund approve their Reorganization, it is expected to proceed regardless of whether the shareholders of the other Acquired Funds approve their Reorganization.

To the extent described in the Reorganization Agreement, expenses solely and directly related to the Reorganizations (as determined in accordance with guidelines set by the Internal Revenue Service) will be paid by Heritage, the investment manager of the Acquired Funds and the Acquiring Funds.

                    REASONS FOR THE PROPOSED REORGANIZATIONS
                    ----------------------------------------

The Board of Trustees met on August 16, 2005 and September 13, 2005 to consider information in connection with the Reorganizations. In determining whether to approve each Reorganization Agreement and to recommend its approval by shareholders, the Board, including those members who are not "interested persons" (within the meaning of the Investment Company Act of 1940) (the "Independent Trustees"), with the advice and assistance of independent legal counsel, inquired into and considered a number of matters, including: (1) the terms and conditions of the Reorganization; (2) the compatibility of the investment programs of the Acquired Funds and the Acquiring Funds; (3) the expense ratios of each Fund on a comparative basis and projected pro forma estimated expense ratios, as well as the sales load of each Fund's Class of shares; (4) the relative historical performance record of the Funds; (5) the historical asset levels of the Acquired Funds; (6) the continuity of advisory and portfolio management, distribution and shareholder services provided by the Reorganization; (7) that Heritage would bear the costs of the Reorganization;
(8) the benefits to Heritage as a result of the Reorganization; and (9) the non-recognition of any gain or loss for federal income tax purposes to the Acquired Funds or their shareholders as a result of the Reorganization. The Board did not assign specific weights to any or all of these factors, but it did consider all of them in determining, in its business judgment, to approve the Reorganization Agreements and to recommend its approval by shareholders.

At the meetings, representatives of Heritage discussed the rationale for the Reorganizations. Heritage's representatives explained that both Acquired Funds have small and/or declining asset bases and that their medium- and short-term performance has trailed their peers, making it difficult to attract new assets to the Acquired Funds. In addition, Heritage has waived and/or reimbursed a substantial amount of the Acquired Funds' operating expenses and expects that, due to current and declining asset levels, it would be required to do so for each Acquired Fund for the foreseeable future. If Heritage discontinued these waivers and/or reimbursements, the costs to Acquired Fund shareholders would increase substantially. Heritage noted that although it would pay lower subadvisory fees after the completion of the Growth Equity Reorganization, it would pay higher subadviser fees after the completion of Value Equity Reorganization. As a result, Heritage's representatives recommended reorganizing each Acquired Fund into the applicable corresponding Acquiring FUND. Heritage's representatives explained that merging the Funds would benefit the Acquired Fund shareholders by moving them into Funds that have a larger, and stable asset base and that are more marketable with potential for long-term growth. Heritage's representatives also noted that both the Acquired Funds and the Acquiring Funds have the same investment objectives although employ differing investment strategies and limitations to meet those objectives.

Heritage's representatives also noted that the Reorganizations are expected to result in lower overall fees and expenses for shareholders of the Acquired Funds, even though the Acquiring Funds have similar contractual advisory fees as their corresponding Acquired Funds. In addition, Heritage has contractually agreed to cap each Acquiring Fund's total operating expenses through the Acquiring Funds' fiscal years ending 2006. Heritage's representatives acknowledged that the Reorganizations would benefit Heritage to the extent that Heritage would no longer continue to waive and/or reimburse the operating expenses for Growth Equity and Value Equity and would lower the amounts to be waived and/or reimbursed for Growth and Income.

Heritage's representatives also noted that merging Value Equity and Growth and Income is expected to result in economies of scale as fixed expenses would be dispersed over a larger asset and shareholder base, thereby allowing the shareholders of both Value Equity and Growth and Income to realize a reduction in expenses when the Reorganization is effected.

Heritage's representatives discussed the historical performance records of the Funds. They noted that Growth Equity has underperformed its peers and benchmark index over the life of the Fund, while Capital Appreciation has consistently outperformed its peers and benchmark index over a ten-year period. They also noted that Value Equity has underperformed its peers and benchmark over a ten-year period with the exception of the last year. Heritage's representatives explained that, although Value Equity appears to have turned around its performance in the recent year, it is still difficult to attract assets to the Fund given its longer-term track record. They further noted that Growth and Income has consistently outperformed its peers and benchmark over the one-, three- and five-year periods, as well as a stronger actual performance record over the ten-year period.

Heritage's representatives explained that alternatives to the Reorganizations were considered, including liquidating and terminating the Acquired Funds, but that it was determined that the more beneficial course of action would be to merge the Funds due to the tax-free nature of the Reorganizations.

Heritage's representatives then reviewed with the Board the terms and conditions of the form of Reorganization Agreement, noting that the Reorganizations were expected to be tax-free to each Acquired Fund and its shareholders. In this regard, Heritage's representatives also noted that portfolio holdings of each Acquired Fund generally are compatible with its corresponding Acquiring Fund's investment objective and policies.

Heritage's representatives also noted that the interests of the shareholders would not be diluted by the Reorganizations because each Reorganization would be effected on the basis of each participating Fund's net asset value.

Heritage's representatives further noted that the Reorganization Agreements provide that Heritage would bear the costs of the Reorganizations. They then recommended that the Board approve the Reorganizations.

In  reaching  the  decision  to  approve  and  to  recommend   approval  of  the
Reorganization Agreements, the Board, including the Independent Trustees, concluded that the participation of each Acquired Fund in the Reorganizations would be in the best interests of each of the Acquired Funds and that the interests of the shareholders of the Acquired Funds would not be diluted as a result of the Reorganizations. The Board's conclusion was based on a number of factors, including the following:

     o Each Reorganization will permit the shareholders in the Acquired Fund to benefit by becoming shareholders of the Acquiring Funds because the Acquiring Funds have stable asset levels, consistently outperformed the Acquired Funds, and lower expense ratios.

     o Each Reorganization will permit the shareholders in the Acquired Fund to continue to invest in a Fund that pursues the same investment objectives, with differing strategies and limitations immediately following consummation of the Reorganization. Notwithstanding this, the Board noted that the portfolio holdings of each Acquired Fund generally are compatible with its corresponding Acquiring Fund's investment objective and policies.

     o Shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganization. Further, for purposes of calculating any holding period used to determine a contingent deferred sales charge, a shareholder's original purchase will apply.

     o Each Fund is managed by Heritage and has the same service providers except at the subadvisory level.

     o The Acquiring Funds have lower total annual expense ratios, both before the effect of the contractual expense cap and after.

     o The general tax neutrality of the Reorganizations to shareholders although some shareholders of the Acquired Funds may be subject to capital gains as a result of the Reorganizations. The Reorganizations are a preferred alternative to simple liquidations the Acquired Funds because of the tax consequences to Acquired Fund shareholders.

     o As a result of the Reorganizations, each shareholder of an Acquired Fund would hold, immediately after the closing date, Class A, Class B or Class C shares of the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of those Acquired Fund shares as of the closing date.

     o  Heritage would bear the costs of the Reorganizations.

     o Heritage would benefit indirectly from the Reorganizations to the extent that Heritage would no longer continue to waive and/or reimburse the operating expenses for Growth Equity and Value Equity and would lower the amounts to be waived and/or reimbursed for Growth and Income. In addition, although Heritage would benefit to the extent that it will pay lower sub advisory fees after the completion of the Growth Equity Reorganization, Heritage will not benefit to the extent that will pay higher sub advisory fees after the completion of the Value Equity Reorganization.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganization Agreement and to recommend that the shareholders of the Acquired Funds also approve the Reorganization Agreements.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED
                   ------------------------------------------

The shareholders of each Acquired Fund will receive Class A, Class B or Class C shares of the applicable Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement. Each such shares will be fully paid and non assessable by the Acquiring Funds when issued and will have no preemptive or conversion rights.

Each of Capital Appreciation, Growth and Income and Series Trust is registered with the SEC as an open-end management investment company, and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each Fund. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights.

The Board does not intend to hold annual meetings of shareholders of the Funds. The Board will call special meetings of the shareholders of a Fund only if required under the Investment Company Act of 1940 or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

Under Massachusetts law, the shareholders of a Fund will not be personally liable for its obligations; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Massachusetts law might not be applied in other states, each Fund's Declaration of Trust requires that every written obligation of a Fund contain a statement that such obligation may be enforced only against the assets of a specific Fund and provides for indemnification out of Fund property of any shareholder nevertheless held personally liable for Fund obligations.

                        FEDERAL INCOME TAX CONSIDERATIONS
                        ---------------------------------

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) (1) (C) of the Code.

As a condition to consummation of each Reorganization, each of Capital Appreciation, Growth and Income and Heritage Series Trust will receive an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP, its counsel ("Opinions"), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of each Fund and conditioned on each Reorganization's being completed in accordance with the applicable Reorganization Agreement for federal income tax purposes, with respect to each Reorganization and the Funds participating therein:

    (1) The Reorganization will qualify as a "reorganization" (as defined in Section 368(a) (1)(C) of the Code), and each Fund will be a "party to a reorganization" (within the meaning of section 368(b) of the Code).

    (2) The Funds will recognize no gain or loss on the Reorganization.

    (3) The shareholders will not recognize any gain or loss on the exchange of Acquired Fund shares for Acquiring Fund shares.

    (4) The holding period for and tax basis in the Acquiring Fund shares a shareholder receives pursuant to the Reorganization will include the holding period for and will be the same as the aggregate tax basis in, the Acquired Fund shares the shareholder holds immediately prior to the Reorganization (provided the shareholder holds the shares as capital assets on the Closing Date).

    (5) The Acquiring Fund's holding period for, and tax basis in, each asset the Acquired Fund transfers to it will include the Acquired Fund's holding period for, and will be the same as the Acquiring Fund's tax basis in, that asset immediately prior to the Reorganization.

Notwithstanding clauses (2) and (5), such Opinions may state that no opinion is expressed as to the effect of a Reorganization on a Fund or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. An Acquiring Fund's utilization after a Reorganization of pre-Reorganization capital losses to offset Acquiring Fund gains could be subject to limitation in future years.

On or before the Closing Date, each Acquired Fund will distribute substantially all of its undistributed net investment income, net capital gain, net short-term capital gain and net gains from foreign currency transactions, if any, in order to continue to maintain its tax status as a regulated investment company.

Shareholders of the Acquired Funds should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. The foregoing description of the federal income tax consequences of each Reorganization does not take into account the particular circumstances of any Shareholder. Shareholders are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other tax consequences, if any, of the Reorganizations.

                ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

                               INVESTMENT ADVISER
                               ------------------

Heritage serves as investment adviser and administrator for Capital Appreciation and Growth and Income. Heritage manages, supervises and conducts the business and administrative affairs of these Funds and other Heritage mutual funds with net assets totaling approximately $8 billion as of June 30, 2005. Pursuant to an Investment Advisory Agreement each Acquiring Fund pays Heritage an advisory fee as described below. The subadvisers are paid by Heritage. Changes to the subadvisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Heritage.

The contractual advisory fee rate for Capital Appreciation is 0.75% of its average daily net assets up to $1 billion and 0.70% for average daily net assets over $1 billion. The contractual advisory fee rate for Growth and Income is 0.75% of its average daily net assets up to $100 million, 0.60% on average daily net assets between $100 million and $500 million, and 0.55% on average daily net assets over $500 million.

With respect to Capital Appreciation, Heritage has contractually agreed to waive its investment advisory fees and, if necessary, reimburse Capital Appreciation to the extent that Class A annual operating expenses exceed 1.60% of the Class' average daily net assets and Class B and Class C annual operating expenses exceed 2.35% of that Class' average daily net assets.

With respect to Growth and Income, Heritage has contractually agreed to waive its investment advisory fees and, if necessary, reimburse Growth and Income to the extent that Class A annual operating expenses exceed 1.35% of the Class' average daily net assets and Class B and Class annual operating expenses exceed 2.10% of that Class' average daily net assets.

Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Acquiring Funds and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. A discussion regarding the basis for the Board's approval of the Investment Advisory Agreements will be available in the Annual Report to Shareholders for the period ending August 31, 2005 for Capital Appreciation and for the period ending September 30, 2005 for Growth and Income.

                               VALUATION OF SHARES
                               -------------------

PRICE OF SHARES. Each Fund's regular business days are the same as those of the New York Stock Exchange ("NYSE"), normally Monday through Friday. The net asset value per share ("NAV") for each class of the fund is determined each business day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The share price is calculated by dividing a class' net assets by the number of its outstanding shares. Because the value of the fund's investment portfolio changes every business day, the NAV usually changes as well.

In calculating NAV, the fund typically prices its securities by using pricing services or market quotations. However, in the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations or valuations are not reflective of market value (prices deemed unreliable), or
(3) a significant event has been recognized in relation to a security or class of securities, fair valuation may be applied to such security (or class of securities) in accordance with the fund's Valuation Procedures.

Each fund has retained a third party pricing service to assist in fair valuing any foreign securities held in the fund's portfolio. Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus alleviating arbitraging opportunities. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through the fair valuation techniques may differ from the prices quoted or published by other sources.

In addition, each fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or redeem its shares.

TIMING OF ORDERS. All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in "good order" by the fund, the Distributor or a participating dealer. Orders are accepted until the close of regular trading on the NYSE every business day -- typically 4:00 p.m. Eastern time -- and are executed the same day at that day's NAV. To ensure this occurs, dealers are responsible for transmitting all orders to Heritage to comply with the deadline imposed by applicable regulations.

                              MARKET TIMING POLICY
                              --------------------

The Acquiring Funds and the Acquired Funds have identical market timing policies. "Market Timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund's NAV does not fully reflect the value of the fund's holdings -- for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to the fund's efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of the fund and increase taxes, all of which could reduce the return to fund shareholders.

Each fund will not enter into agreements to accommodate frequent purchases or exchanges. In order to discourage market timing activity in the funds, redemptions and exchanges of fund shares may be subject to a 2% redemption fee. A redemption fee of 2% of the value of the shares sold will be imposed on shares sold (by redemption or exchange to another Heritage mutual fund) within seven
(7) calendar days of their purchase. Each fund and Heritage has adopted the following guidelines, which have been approved by the fund's board of Trustees:

     o Heritage reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

     o Heritage may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to the fund. Heritage may consider the trading history of accounts under common ownership or control in this determination.

     o All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Heritage or through a financial intermediary. However, Heritage is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading. Accordingly, Heritage may not be able to determine whether trading in combined orders or in omnibus accounts is contrary to the fund's policies. Heritage reserves the right to reject combined or omnibus orders in whole or in part.

     o Heritage seeks the cooperation of broker-dealers and other financial intermediaries by requesting information regarding the identity of specific investors and restricting the ability of particular investors to purchase fund shares. o While Heritage applies the above policies, there is no guarantee that all market timing will be detected.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                        --------------------------------

The Acquiring Funds and the Acquired Funds have identical policies concerning the disclosure of portfolio holdings. Periodically, customers of the fund may express interest in having current portfolio holdings disclosed to them more often than required by law. To satisfy this request, the fund has adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the fund's policy on disclosing portfolio holdings is included in the SAI. Portfolio information can be found on our website, www.HeritageFunds.com.

                                OTHER INFORMATION

                                  LEGAL MATTERS
                                  -------------

Opinions concerning certain legal matters pertaining to the reorganizations will be provided by legal counsel to Capital Appreciation and Growth and Income, Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1221.

                                 OTHER BUSINESS
                                 --------------

The Board of Trustees knows of no other business to be brought before the Meetings. However, if any other matters come before the Meetings, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             ADDITIONAL INFORMATION
                             ----------------------

The prospectus and statement of additional information of the Acquired Funds dated January 3, 2005, as supplemented on July 1, 2005 are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Reports and other information about the Acquired Funds are available on the EDGAR Database at the SEC's website at www.sec.gov. You may also inspect and copy information (at prescribed rates) filed by the Acquiring Funds at the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services located at 450 5th Street, N.W., Washington, D.C. 20549-0102.

Current copies of the prospectus and the related statement of additional information for the Acquired Funds are available without charge by writing to the Heritage Mutual Funds at P.O. Box 33022, St. Petersburg, Florida 33733, or by calling toll free (800) 421-4184. The Prospectus also is available on the web site at www.HeritageFunds.com.


                              FINANCIAL HIGHLIGHTS

                              CAPITAL APPRECIATION
                              --------------------

For a table of the financial highlights of Capital Appreciation, see "Financial Highlights" in Appendix B. The most recent financial highlights of Capital Appreciation included in the Trust's Semi-Annual Report to Shareholders for the period ended February 28, 2005, are attached as Appendix B. This information is derived from and should be read in conjunction with the financial statements of Capital Appreciation and notes thereto, included in the Trust's Annual Report to Shareholders for the year ended August 31, 2004 which are incorporated by reference into the SAI together with the report of the independent registered certified public accounting firm, PricewaterhouseCoopers LLP, thereon.

                                GROWTH AND INCOME
                                -----------------

For a table of the financial highlights of Growth and Income, see "Financial Highlights" in Appendix B. The most recent financial highlights of Growth and Income included in the Trust's Semi-Annual Report to Shareholders for the period ended March 31, 2005, are attached as Appendix B. This information is derived from and should be read in conjunction with the financial statements of Capital Appreciation and notes thereto, included in the Trust's Annual Report to Shareholders for the year ended September 30, 2004 which are incorporated by reference into the SAI together with the report of the independent registered certified public accounting firm, PricewaterhouseCoopers LLP, thereon.


                               VOTING INFORMATION

                            REQUIRED SHAREHOLDER VOTE
                            -------------------------

Proxies are being solicited from the shareholders of Growth Equity and Value Equity by the Board of Trustees of Series Trust for the Special Meetings of Shareholders (the "Meeting") to be held on December 13, 2005 at 10:00 a.m. Eastern Time at 880 Carillon Parkway St. Petersburg, FL 33716, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, "FOR" approval of the Reorganization Agreements.

Approval of the Reorganizations with respect to each Acquired Fund requires the vote of a majority of the outstanding securities of that particular Fund entitled on the proposal. The vote of a majority of the outstanding securities means the vote of (a) 67 percent or more of the voting securities present at the meeting, if holders of more than 50 percent of the outstanding voting securities are present or represented by proxy, or (b) more than 50 percent of the outstanding voting securities of each Acquired Fund, whichever is less. Each Reorganization is independent of the other; therefore, if the shareholders of one Acquired Fund approve their Reorganization, it is expected to proceed regardless of whether the shareholders of the other Acquired Funds approve their Reorganization.

                 RECORD DATE, QUORUM, TABULATION AND ADJOURNMENT
                 -----------------------------------------------

Shareholders of record of each of the Acquired Funds at the close of business on September 30, 2005 (the "record date") will be entitled to vote at the Meetings or any adjournment thereof. The holders of a majority of the shares of each of the Acquired Funds outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the Meeting concerning the Reorganization of each Acquired Fund. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally.

Votes cast by proxy or in person at each Meeting will be counted by persons appointed by the Acquired Funds, as applicable, as the vote tabulators for each Meeting. The vote tabulators will count the total number of votes cast "FOR" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast with respect to each Reorganization.

In the event that a quorum is not present at each Meeting, the chairman of the Meeting or the shareholders of a majority of the shares present or represented may adjourn the Meeting from time to time, without notice other than announcement at the Meeting, until a quorum is present or represented. Abstentions and broker "non-votes" will be counted as present for purposes of determining a quorum, but will not be counted as votes cast with respect to the proposal. As a result, abstentions and broker "non-votes" will count as votes "AGAINST" the proposal.

Heritage does not know of any person who owned beneficially or of record 5% or more of any class of shares of a Fund or 25% of the total number of shares of a Fund as of the Record Date. As of the same date, the Trustees and officers of Heritage Series Trust, Capital Appreciation and Growth and Income own less than 1% of any class of each Fund's outstanding shares.

                             SOLICITATION OF PROXIES
                             -----------------------

Heritage will bear the expense of soliciting proxies and has engaged Computershare Fund Services ("CFS") to assist in the solicitation, at an estimated cost of $45,000, plus expenses. As the Meeting date approaches, certain shareholders of each Fund may receive a telephone call from a representative of CFS if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below.

In all cases where a telephonic proxy is solicited, the CFS representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the CFS representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to CFS, then the CFS representative has the responsibility to explain the process, read the Proposals listed on the proxy card and ask for the shareholder's instructions on each Proposal. Although the CFS representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. CFS will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call CFS immediately if his or her instructions are not correctly reflected in the confirmation.

                              REVOCATION OF PROXIES
                              ---------------------

Proxies, including proxies given by facsimile, may be revoked at any time before they are voted by a written revocation received by the Secretary of the Acquired Funds, by properly executing a later-dated proxy or by attending the applicable Meeting and voting in person.

                                   APPENDIX A

              AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION



          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of ________ __, 2005, among HERITAGE SERIES TRUST, a Massachusetts business trust ("Trust"), on behalf of Heritage Growth Equity Fund, a segregated portfolio of assets ("series") thereof ("Target"), HERITAGE CAPITAL APPRECIATION TRUST, also a Massachusetts business trust ("Acquiring Fund"), and, solely for purposes of paragraph 7.2 hereof, HERITAGE ASSET MANAGEMENT, INC. ("Advisor"). (Each of Target and Acquiring Fund is sometimes referred to herein as a "Fund," and each of Trust and Acquiring Fund is sometimes referred to herein as an "Investment Company.") All agreements, representations, actions, obligations, and covenants described herein made or to be taken or undertaken by Target are made and shall be taken or undertaken by Trust on its behalf.

      The  Investment  Companies  wish to effect a  reorganization  described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will consist of (1) the transfer of Target's assets to Acquiring Fund in exchange solely for Acquiring Fund's assumption of Target's liabilities and the issuance to Target of shares of beneficial interest ("shares") in Acquiring Fund, (2) the distribution of those shares to Target's shareholders in liquidation thereof, and (3) Target's termination, all on the terms and conditions set forth in this Agreement (collectively, the "Reorganization.")

      Each Investment Company's Declaration of Trust (each, a "Declaration") permits it to vary its shareholders' investment therein. Neither Investment Company has a fixed pool of assets -- Acquiring Fund and each series of Trust (including Target) is a managed portfolio of securities, and Advisor and each investment sub-advisor thereof have the authority to buy and sell securities for it.

      Each Investment Company's Board of Trustees (each, a "Board") (1) has duly adopted and approved this Agreement and the transactions contemplated hereby and
(2) has determined that participation in the Reorganization is in the best interests of Target and Acquiring Fund, respectively, and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

      Target's shares are divided into three classes, designated Class A shares, Class B shares, and Class C shares ("Class A Target Shares," "Class B Target Shares," and "Class C Target Shares," respectively, and, collectively, "Target Shares"). Acquiring Fund's shares also are divided into three classes, also designated Class A shares, Class B shares, and Class C shares ("Class A Acquiring Fund Shares," "Class B Acquiring Fund Shares," and "Class C Acquiring Fund Shares," respectively, and, collectively, "Acquiring Fund Shares"). The Funds' identically designated classes of shares are substantially similar to each other.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

      1.1. Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

          (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) (1) Class A Acquiring Fund Shares determined by dividing Target's net value (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Class A Target Shares by the net asset value ("NAV") of a Class A Acquiring Fund Share (computed as set forth in paragraph 2.2), (2) Class B Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV of a Class B Acquiring Fund Share (as so computed), and
      (3) Class C Acquiring Fund Shares determined by dividing the Target Value attributable to the Class C Target Shares by the NAV of a Class C Acquiring Fund Share (as so computed); and

          (b) assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Target's books -- Target owns at the Valuation Time (as defined in paragraph 2.1).

      1.3. The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid) and (b) "net capital gain" (as defined in section 1222(11)), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record, determined as of the Effective Time (each a "Shareholder"), in exchange for their Target Shares, and will completely liquidate. That distribution shall be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (i.e., the account for each

Shareholder that holds Class A Target Shares shall be credited with the respective pro rata number of Class A Acquiring Shares due that Shareholder, the account for each Shareholder that holds Class B Target Shares shall be credited with the respective pro rata number of Class B Acquiring Fund Shares due that Shareholder, and the account for each Shareholder that holds Class C Target Shares shall be credited with the respective pro rata number of Class C Acquiring Shares due that Shareholder). All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's share transfer books of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2. VALUATION

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in its then-current prospectus and statement of additional information ("SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV per share of each class of the Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Advisor.

3. CLOSING AND EFFECTIVE TIME

      3.1. The Reorganization, together with related acts necessary to consummate it ("Closing"), shall occur at the Investment Companies' principal office on or about December 16, 2005, or at such other place and/or on such other date as to which they may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the Target Value and/or the NAV of an Acquiring Fund Share of any class is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored.

      3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Target's books immediately before the Closing. Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Trust shall deliver to Acquiring Fund at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by Trust's Secretary or Assistant Secretary. Acquiring Fund's transfer agent shall deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books. Acquiring Fund shall issue and deliver a confirmation to Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Trust that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's share transfer books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

      3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4. REPRESENTATIONS AND WARRANTIES

      4.1. Trust represents and warrants as follows:

          4.1.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly created, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts; and its Declaration is on file with the Secretary of the Commonwealth of Massachusetts;

          4.1.2. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

          4.1.3. Target is a duly established and designated series of Trust;

          4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.1.5. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of Trust's Declaration or By-Laws or of any agreement, instrument, lease, or other undertaking to which Trust (with respect to Target) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to Target) is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Acquiring Fund;

          4.1.7. Except as otherwise disclosed in writing to and accepted by Acquiring Fund, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

          4.1.8. Except as otherwise disclosed in writing to and accepted by Acquiring Fund, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business and (b) Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Trust (with respect to Target), enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

          4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act (collectively, "Federal Securities Laws") for Trust's execution or performance of this Agreement, except for
      (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Acquiring Fund on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus and proxy statement ("Prospectus/Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.1.11. On the effective date of the Registration Statement and at the Effective Time, the Prospectus/Statement will (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Prospectus/Statement made in reliance on and in conformity with information furnished by Acquiring Fund for use therein;

          4.1.12. Target incurred the Liabilities in the ordinary course of its business; and there are no Liabilities other than Liabilities disclosed or provided for in Trust's financial statements referred to in paragraph
      4.1.18 and Liabilities incurred by Target in the ordinary course of its business subsequent to October 31, 2005, or otherwise disclosed to Acquiring Fund, none of which has been materially adverse to the business, assets, or results of Target's operations;

          4.1.13. Target is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year ending on the Closing Date), Target has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code ("Subchapter M") for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; from the time the Trust's Board approved the transactions contemplated by this Plan ("Approval Time") through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing; from the time it commenced operations through the Effective Time, Target has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (a) for the purpose of satisfying Acquiring Fund's investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC or (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          4.1.14. Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

          4.1.15. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

          4.1.16. During the five-year period ending at the Effective Time, (a) neither Target nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

          4.1.17. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2004, have been timely filed and all taxes payable pursuant to those returns have been timely paid;

          4.1.18. Trust's financial statements at and for the year ended October 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm ("PWC"); such statements and Trust's unaudited financial statements for the six months ended April 30, 2005, have delivered to Acquiring Fund; to Trust's management's best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with generally accepted accounting principles ("GAAP") consistently applied as of either such date that are not disclosed therein; such audited and unaudited statements present fairly, in all material respects, Target's financial condition as of their respective dates in accordance with GAAP consistently applied and the results of its operations and changes in its net assets for the periods then ended; and

          4.1.19. Since October 31, 2004, there has not been any material adverse change in Target's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this representation , a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target's liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change.

      4.2. Acquiring Fund represents and warrants as follows:

          4.2.1. Acquiring Fund is a Business Trust that is duly created, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts; and its Declaration is on file with the Secretary of the Commonwealth of Massachusetts;

          4.2.2. Acquiring Fund is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

          4.2.3.  No  consideration   other  than  Acquiring  Fund  Shares  (and
      Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          4.2.4. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein (including the receipt of consideration in exchange therefor exceeding their par value), will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Acquiring Fund;

          4.2.5. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.2.6. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of Acquiring Fund's Declaration or By-Laws or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Trust;

          4.2.7. Except as otherwise disclosed in writing to and accepted by Trust, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business and (b) Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.2.8. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Acquiring Fund's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

          4.2.9. No governmental consents, approvals, authorizations, or filings are required under the Federal Securities Laws for Acquiring Fund's execution or performance of this Agreement, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Acquiring Fund's registration statement on Form N1-A and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.2.10. On the effective date of the Registration Statement and at the Effective Time, the Prospectus/Statement will (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Prospectus/Statement made in reliance on and in conformity with information furnished by Trust for use therein;

          4.2.11. For each taxable year of its operation, Acquiring Fund has met the requirements of Subchapter M for qualification as a RIC and has been eligible to and has computed its federal income tax under section 852 of the Code; Acquiring Fund will continue to meet all such requirements for its current taxable year and intends to do so for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          4.2.12. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          4.2.13. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

          4.2.14. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

          4.2.15. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

          4.2.16. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

          4.2.17. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

          4.2.18. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended August 31, 2004, have been timely filed and all taxes payable pursuant to such returns have been timely paid;

          4.2.19. Acquiring Fund's financial statements at and for the year ended August 31, 2004, have been audited by PWC; such statements and Acquiring Fund's unaudited financial statements for the six months ended
      February 28, 2005, have delivered to Trust; to Acquiring Fund's management's best knowledge and belief, there are no known contingent liabilities required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP consistently applied as of either such date that are not disclosed therein; such audited and unaudited statements present fairly, in all material respects, Acquiring Fund's financial condition as of their respective dates in accordance with GAAP consistently applied and the results of its operations and changes in its net assets for the periods then ended;

          4.2.20. Since August 31, 2004, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this representation , a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund's liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change; and

          4.2.21. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

      4.3. Each Investment Company represents and warrants as follows:

          4.3.1. The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

          4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (1) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (2) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          4.3.6. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of this representation, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets it held immediately before the Reorganization;

          4.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares such Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          4.3.8. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;

          4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

          4.3.10. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.16, 4.2.16, and 4.2.17 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time.

5. COVENANTS

      5.1. Each Investment Company covenants to operate its respective Fund's business in the ordinary course between the date hereof and the Closing, it being understood that:

          (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities; and

          (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during such period without Acquiring Fund's prior consent, and the Investment Companies shall coordinate the Funds' respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

      5.2. Trust covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.3.  Trust  covenants  that it will assist  Acquiring  Fund in  obtaining
information   Acquiring  Fund  reasonably  requests  concerning  the  beneficial ownership of Target Shares.

      5.4. Trust covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) regarding Target will be turned over to Acquiring Fund at the Closing.

      5.5. Each Investment Company covenants to cooperate in preparing the Prospectus/Statement in compliance with applicable federal securities laws.

      5.6. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Trust, on Target's behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.7. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue Acquiring Fund's operations after the Effective Time.

      5.8. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

      Each Investment Company's obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards.

      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.

      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. Trust shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("K&LNG") substantially to the effect that:

          6.4.1. Acquiring Fund is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts; and Acquiring Fund has the trust power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

          6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Acquiring Fund and (b) is a valid and binding obligation of Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors or secured parties generally and general principles of equity;

          6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized for issuance by Acquiring Fund and, when issued and delivered as provided in this Agreement, will be validly issued, fully paid and non-assessable

          6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, (a) violate any provision of Acquiring Fund's Declaration or By-Laws, (b) breach or constitute a default of Acquiring Fund under the express terms of any agreement or instrument, (c) result in the acceleration of (or entitle any party to accelerate) the maturity of any obligation of Acquiring Fund under any such agreement pursuant to the express terms thereof, or (d) violate any obligation of Acquiring Fund under the express terms of any court order which, to K&LNG's knowledge (without independent inquiry or investigation), names Acquiring Fund and is specifically directed to its property, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust;

          6.4.5. The execution and delivery by Acquiring Fund of, and the performance by Acquiring Fund of is obligations under, this Agreement do not require Acquiring Fund to obtain any authorization, consent or order of any court or governmental authority, other than as may be required under the 1933 Act and the 1940 Act and the regulations under the 1933 Act and the 1940 Act or under the securities or blue sky laws of the various states, as to which K&LNG need express no opinion;

          6.4.6. Acquiring Fund is registered with the SEC as an investment company and, to K&LNG's knowledge (based solely on a telephone conversation with a member of the staff of the SEC), no order has been issued or proceeding instituted to suspend such registration; and

          6.4.7. To K&LNG's knowledge (without any independent inquiry or investigation), there is no action or proceeding pending before any court, governmental agency or arbitrator, or overtly threatened in writing, against Acquiring Fund or any of its properties or assets, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust.

          In rendering such opinion, K&LNG may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with K&LNG who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. Acquiring Fund shall have received an opinion of K&LNG substantially to the effect that:

          6.5.1. Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts; and Trust has the trust power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

          6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Trust on Target's behalf and (b) is a valid and legally binding obligation of Trust with respect to Target, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors or secured parties generally and general principles of equity;

          6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, (a) violate any provision of Trust's Declaration or By-Laws, , (b) breach or constitute a default of Trust under the express terms of any agreement or instrument [listed in Schedule 6.4.4], (c) result in the acceleration of (or entitle any party to accelerate) the maturity of any obligation of Trust under any such agreement pursuant to the express terms thereof, or
      (d) violate any obligation of Trust under the express terms of any court order which, to K&LNG's knowledge (without independent inquiry or investigation), names Trust and is specifically directed to Target's property, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Acquiring Fund;

          6.5.4. The execution and delivery by Trust of, and the performance by Trust of is obligations under, this Agreement do not require Trust to obtain any authorization, consent or order of any court or governmental authority, other than as may be required under the 1933 Act and the 1940 Act and the regulations under the 1933 Act and the 1940 Act or under the securities or blue sky laws of the various states, as to which K&LNG need express no opinion;

          6.5.5. Trust is registered with the SEC as an investment company and, to K&LNG's knowledge (based solely on a telephone conversation with a member of the staff of the SEC), no order has been issued or proceeding instituted to suspend such registration; and

          6.5.6. To K&LNG's knowledge (without any independent inquiry or investigation), there is no action or proceeding pending before any court, governmental agency or arbitrator, or overtly threatened in writing, against Trust with respect to Target or any of Target's properties or assets, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Acquiring Fund.

In rendering such opinion, K&LNG may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with K&LNG who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6. The Investment Companies shall have received an opinion of K&LNG as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, K&LNG may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which K&LNG may treat as representations and warranties made to it, and in separate letters addressed to K&LNG and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares, will qualify as a "reorganization" (as defined in section
      368(a)(1)(C) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          6.6.2. Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

          6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

          6.6.4. Acquiring Fund's basis in each Asset will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Target's holding period therefor;

          6.6.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

          6.5.6. A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.5.2 and 6.5.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      6.7. At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraphs 6.1 and 6.5) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7. BROKERAGE FEES AND EXPENSES

      7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      7.2.  Advisor  or  its  affiliates  will  bear  the  total  Reorganization
Expenses.

8. ENTIRE AGREEMENT; NO SURVIVAL

      Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement among the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9. TERMINATION OF AGREEMENT

      This  Agreement  may be  terminated at any time at or before the Effective
Time:

      9.1. By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before [March 31, 2006], or such other date as to which the Investment Companies may agree; or

      9.2. By the Investment Companies' mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, neither Investment Company (nor its trustees, officers or shareholders) shall have any liability to the other Investment Company.

10. AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time in any manner mutually agreed on in writing by the Investment Companies; provided that no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

11. MISCELLANEOUS

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      11.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3 The parties acknowledge that each Investment Company is a Business Trust. Notice is hereby given that this instrument is executed on behalf of each Investment Company's trustees solely in their capacities as trustees, and not individually, and that each Investment Company's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders or, in Trust's case, any series thereof other than Target, but are only binding on and enforceable against its or, in Trust's case, Target's property. Each Investment Company agrees that, in asserting any rights or claims under this Agreement, it shall look only to the other Investment Company's (or, in Trust's case, Target's) property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

      11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


                                 HERITAGE SERIES TRUST, on behalf of its series Heritage Growth Equity Fund


                                 By:
                                        -------------------------------------
                                 Name:
                                        -------------------------------------
                                 Title:
                                           ----------------------------------


                                 HERITAGE CAPITAL APPRECIATION TRUST


                                 By:
                                        -------------------------------------
                                 Name:
                                        -------------------------------------
                                 Title:
                                           ----------------------------------


                                 Solely for purposes of paragraph 7.2 hereof, HERITAGE ASSET MANAGEMENT, INC.


                                 By:
                                        -------------------------------------
                                 Name:
                                        -------------------------------------
                                 Title:
                                        -------------------------------------

                                   APPENDIX B



                                                             APPENDIX B


------------------------------------------------------------------------------------------------------------------------------------
                                                 HERITAGE CAPITAL APPRECIATION TRUST
                                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                        CLASS A SHARES                                        CLASS B SHARES
                   ------------------------------------------------------   --------------------------------------------------------
                   FOR THE SIX-                                             FOR THE SIX-
                      MONTH                                                   MONTH
                      PERIOD                                                  PERIOD
                      ENDED          FOR THE FISCAL YEARS ENDED               ENDED            FOR THE FISCAL YEARS ENDED
                   FEBRUARY 28,             AUGUST 31                       FEBRUARY 28,              AUGUST 31
                      2005     ------------------------------------------      2005     -------------------------------------------
                   (unaudited)  2004     2003     2002     2001     2000    (unaudited)  2004     2003     2002     2001     2000
                   ----------- ------   ------   ------   ------   ------   ----------  ------   ------   ------   ------   ------


Net asset value
 beginning  of
 period............ $22.85     $21.82   $18.26   $23.61   $32.41   $27.18    $21.28     $20.47   $17.25   $22.47   $31.20   $26.40
                   --------    ------   ------   ------   ------   ------   --------    ------   ------   ------   ------   ------
Income from
 Investment
 Operations:
 Net investment
   income (loss)...  0.04      (0.08)   (0.12)   (0.17)   (0.16)   (0.16)   (0.05)      (0.26)   (0.24)   (0.31)   (0.29)   (0.29)
 Net realized and
   unrealized gain
   on investments..  1.89       1.11     3.68    (5.18)   (5.44)    8.01     1.76        1.07     3.46    (4.91)   (5.24)    7.71
                   --------    ------   ------   ------   ------   ------   --------    ------   -------  ------   ------   ------
 Total from
   Investment
   Operations......  1.93       1.03     3.56    (5.35)   (5.60)    7.85     1.71        0.81     3.22    (5.22)   (5.53)    7.42
                   --------    ------   ------   ------   ------   ------   --------    ------   ------   ------   ------   ------
Less Distributions:
 Distributions from
   net realized
   gains...........    -         -        -         -     (3.20)   (2.62)      -           -        -       -      (3.20)   (2.62)
                   --------    ------   ------   ------   ------   ------   --------    ------   ------   ------   ------   ------
Net asset value,
 end of period.....$24.78      $22.85   $21.82   $18.26   $23.61   $32.41    $22.99     $21.28   $20.47   $17.25   $22.47   $31.20
                   ========    ======   ======   ======   ======   ======    ======     ======   ======   ======   ======   ======
Total Return (%)(a)  8.49(b)     4.72    19.50   (22.66)  (18.48)   29.55      8.04(b)    3.96    18.67   (23.23)  (19.01)   28.75

Ratios and
 Supplemental Data
 Expenses to
   average daily
   net assets (%)  (1.17)(c)    1.19     1.26     1.23     1.22     1.24     1.92(c)     1.94    1.97     1.93     1.91     1.90

 Net investment
  income (loss) to
  average daily
  net assets (%)..  0.33(c)    (0.39)   (0.66)   (0.80)   (0.68)   (0.55)   (0.42)(c)   (1.15)   1.37    (1.50)   (1.36)   (1.21)
 Portfolio
  turnover
  rate (%).........   14          27       22       31       28       48       14          27      22       31       28       48
 Net assets, end
  of period
  ($ millions).....  352         321      248      197      233      244       36          36      37       32       42       43

-------------------

(a)   These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)   Not annualized.
(c)   Annualized.

                                             The accompanying notes are an integral part of the financial statements.




                                      Class C Shares
                   ------------------------------------------------------
                    FOR THE SIX-
                       MONTH
                      PERIOD
                       ENDED            FOR THE FISCAL YEARS ENDED
                    FEBRUARY 28,                AUGUST 31
                       2005     ----------------------------------------
                    (unaudited)   2004     2003     2002    2001    2000
                   ------------- ------   ------   ------  ------  ------

Net asset value
 beginning  of
 period............    $21.27    $20.46   $17.25   $22.46  $31.19  $26.39
                      --------   ------   ------   ------  ------  ------
Income from
 Investment
 Operations:
 Net investment
   income (loss)...     (0.05)    (0.24)   (0.21)   (0.30)  (0.29)  (0.29)
 Net realized and
   unrealized gain
   on investments..      1.76      1.05     3.42    (4.91)  (5.24)   7.71
                      --------   ------   ------   ------  ------  ------
 Total from
   Investment
   Operations......      1.71      0.81     3.21    (5.21)  (5.53)   7.42
                      --------   ------   ------   ------  ------  ------
Less Distributions:
 Distributions from
   net realized
   gains...........       -         -        -        -     (3.20)  (2.62)
                      --------   ------   ------   ------  ------  ------
Net asset value,
 end of period.....    $22.98    $21.27   $20.46   $17.25  $22.46  $31.19
                      ========   ======   ======   ======  ======  ======
Total Return (%)(a)      8.04(b)   3.96    18.61   (23.20) (19.02)  28.76

Ratios and
 Supplemental Data
 Expenses to
   average daily
   net assets (%)        1.92(c)   1.94     1.97     1.93    1.91    1.90

 Net investment
  income (loss) to
  average daily
  net assets (%)..      (0.42)(c)  (1.14)   (1.37)   (1.50) (1.37)  (1.21)
 Portfolio
  turnover
  rate (%).........        14         27       22       31     28      48
 Net assets, end
  of period
  ($ millions).....       119        111       96       67     78      74

-------------------

(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)   Not annualized.
(c)   Annualized.

    The accompanying notes are an integral part of the financial statements.

                                                            APPENDIX B



------------------------------------------------------------------------------------------------------------------------------------
                                                 HERITAGE GROWTH AND INCOME TRUST
                                                      FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                            CLASS A SHARES*                                         CLASS B SHARES*
                        -------------------------------------------------      -----------------------------------------------------
                        FOR THE                                                FOR THE
                        SIX-MONTH                                              SIX-MONTH
                         PERIOD                                                 PERIOD
                         ENDED           FOR THE FISCAL YEARS ENDED             ENDED           FOR THE FISCAL YEARS ENDED
                        MARCH 31,                SEPTEMBER 30                  MARCH 31,               SEPTEMBER 30
                          2005      --------------------------------------       2005      --------------------------------------
                       (UNAUDITED)   2004    2003    2002    2001    2000     (UNAUDITED)   2004    2003    2002    2001    2000
                       -----------  ------  ------  ------  ------  ------    -----------  ------  ------  ------  ------  ------

Net asset value,
 beginning of
 period................  $11.80     $11.10   $9.07  $11.33  $15.40  $14.95      $11.57     $10.88   $8.90  $11.15  $15.21  $14.76
                       -----------  ------- ------- ------- ------- -------   -----------  ------- ------- ------- ------- -------
Income from
 Investment
 Operations:
 Net investment
  income...............    0.16       0.16    0.12    0.11    0.15    0.19        0.11       0.07    0.04    0.02    0.04    0.08
 Net realized and
  unrealized gain
  on investments.......    1.48       0.68    2.02   (2.28)  (1.59)   0.51        1.46       0.66    1.99   (2.23)  (1.55)   0.50
                       -----------  ------- ------- ------- ------- -------   -----------  ------- ------- ------- ------- -------
 Total from
  Investment
  Operations...........    1.64       0.84    2.14   (2.17)  (1.44)   0.70        1.57       0.73    2.03   (2.21)  (1.51)   0.58
                       -----------  ------- ------- ------- ------- -------   -----------  ------- ------- ------- ------- -------
Less Distributions:
  Dividends from
   net Investment
   income..............   (0.13)     (0.14)  (0.11)  (0.09)  (0.11)  (0.25)      (0.09)     (0.04)  (0.05)  (0.04)  (0.03)  (0.13)
  Distributions from
   net realized
   gains...............       -          -       -       -   (2.52)      -           -          -       -       -   (2.52)      -
                       -----------  ------- ------- ------- ------- -------   -----------  ------- ------- ------- ------- -------
  Total
  Distributions........   (0.13)     (0.14)  (0.11)  (0.09)  (2.63)  (0.25)      (0.09)     (0.04)  (0.05)  (0.04)  (2.55)  (0.13)
                       -----------  ------- ------- ------- ------- -------   -----------  ------- ------- ------- ------- -------
Net asset value,
  end of period........  $13.31      $11.80 $11.10  $ 9.07  $11.33  $15.40      $13.05     $11.57  $10.88  $ 8.90  $11.15  $15.21
                       ===========  ======= ======= ======= ======= =======   ===========  ======= ======= ======= ======= =======

Total Return (%)(a)....   13.98(b)    7.57   23.82  (19.29) (10.47)   4.74       13.61(b)    6.73   22.82  (19.91) (11.04)   3.95

Ratios and
 Supplemental Data
  Expenses to average
   daily net assets
  With expenses waived/
   recovered (%).......    1.35(c)    1.35    1.35    1.35    1.35    1.33        2.10(c)    2.10    2.10    2.10    2.10    2.08
  Without expenses
   waived/
   recovered (%).......    1.52(c)    1.50    1.61    1.59    1.48    1.33        2.27(c)    2.25    2.36    2.34    2.23    2.08
 Net investment income
  to average daily net
   assets (%)..........    2.45(c)    1.31    1.20    0.98    1.08    1.27        1.70(c)    0.56    0.44    0.22    0.30    0.55
 Portfolio  turnover
  rate (%).............      45         80      82      72     178      58          45         80      82      72     178      58
 Net assets, end of
  period
  ($ millions).........      44         41      36      29     33       46           7          7       6       4       4       4




                                                                     B-2

                                                CLASS C SHARES*
                         -------------------------------------------------------
                             FOR THE
                            SIX-MONTH
                             PERIOD
                              ENDED
                             MARCH 31,                  SEPTEMBER 30
                              2005       --------------------------------------
                           (UNAUDITED)    2004    2003    2002    2001    2000
                           -----------   ------  ------  ------  ------  -------

Net asset value,
 beginning of
 period................       $11.57     $10.88   $8.90  $11.14  $15.21  $14.76
                           -----------   ------- ------- ------- ------- -------

Income from
 Investment
 Operations:
 Net investment
  income...............         0.11       0.07    0.04    0.02    0.04    0.08
 Net realized and
  unrealized gain
  on investments.......         1.46       0.66    1.99   (2.22)  (1.56)   0.50
                           -----------   ------- ------- ------- ------- -------
 Total from
  Investment
  Operations...........         1.57       0.73    2.03   (2.20)  (1.52)   0.58
                           -----------   ------- ------- ------- ------- -------
Less Distributions:
  Dividends from
   net Investment
   income..............        (0.09)     (0.04)  (0.05)  (0.04)  (0.03)  (0.13)
  Distributions from
   net realized
   gains...............            -          -       -       -   (2.52)      -
                           -----------   ------- ------- ------- ------- -------
  Total
  Distributions........        (0.09)     (0.04)  (0.05)  (0.04)  (2.55)  (0.13)
                           -----------   ------- ------- ------- ------- -------
Net asset value,
  end of period........       $13.05     $11.57  $10.88  $ 8.90  $11.14  $15.21
                           ===========   ======= ======= ======= ======= =======

Total Return (%)(a)....        13.61(b)    6.73   22.82  (19.83) (11.12)   3.95

Ratios and
 Supplemental Data
  Expenses to average
   daily net assets
  With expenses waived/
   recovered (%).......         2.10(c)    2.10    2.10    2.10    2.10    2.08
  Without expenses
   waived/
   recovered (%).......         2.27(c)    2.25    2.36    2.34    2.23    2.08
 Net investment income
  to average daily net
   assets (%)..........         1.70(c)    0.57    0.45    0.21    0.32    0.55
 Portfolio  turnover
  rate (%).............           45         80      82      72     178      58
 Net assets, end of
  period
  ($ millions).........           28         26      19      14      13      16


----------------------------

* Per share amounts have been calculated using the monthly average share method.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.


    The accompanying notes are an integral part of the financial statements.

                                   APPENDIX C
                 PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES OF
                                 ACQUIRING FUNDS


                                 YOUR INVESTMENT

BEFORE YOU INVEST
-----------------
       Before you invest in a fund, please:

          . Read this Prospectus carefully.
          . Decide  which fund or funds best suit your needs and your  goals,  .
            Decide which class of shares is best for you, and then
          . Decide how much you wish to invest and how you want to open an account.

CHOOSING A CLASS OF SHARES
--------------------------

     You can choose from two classes of fund shares: Class A shares and Class C shares. A third class, Class B shares, is available only through exchange. Each class has a different combination of sales charges and ongoing fees allowing you to choose the class that best meets your needs. You should make this decision carefully based on:

          . the amount you wish to invest,
          . the different sales charges that apply to each share class, . whether you qualify for any reduction or waiver of sales charges, . the length of time you plan to keep the investment, and . the class expenses.

     CLASS A SHARES. You may purchase Class A shares at the "offering price" --a price equal to their net asset value, plus a maximum sales charge of 4.75% imposed at the time of purchase. Class A shares currently are subject to ongoing distribution and service (Rule 12b-1) fees of 0.25% of their average daily net assets. These fees are lower than the ongoing Rule 12b-1 fees for Class B shares and Class C shares.

     If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. If you invest more, the sales charge will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described below in "Sales Charge Reductions and Waivers" below. If you think you are eligible, contact Heritage or your financial advisor for further information.

                              CLASS A SALES CHARGES
                              ---------------------

                                                               Dealer Concession
                       As a % of          As a % of            as % of
 Your Investment       Offering Price     Your Investment      Offering Price(1)
 ---------------       --------------     ---------------      -----------------
 Less than $25,000..        4.75%              4.99%                4.25%
 $25,000 - $49,999..        4.25%              4.44%                3.75%
 $50,000 - $99,999..        3.75%              3.90%                3.25%
 $100,000 - $249,999        3.25%              3.36%                2.75%

 $250,000 - $499,999        2.50%              2.56%                2.00%
 $500,000 - $999,999        1.50%              1.52%                1.25%
 $1,000,000 and over        0.00%              0.00%                0.00%(2)
  --------------------------------------------------
     (1) During certain periods, the Distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above.
     (2) For purchases of $1 million or more, Heritage may pay from its own resources to the Distributor, up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter. An investor who redeems those Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of 1.00% and Heritage will retain the Rule 12b-1 fees for the 18-month period. However, if you hold shares in the Heritage Cash Trust Money Market Fund or Municipal Money Market Fund, the time you hold those shares will not be counted for purposes of calculating the CDSC.

     CLASS B SHARES. Class B shares are not available for direct purchase; however they may be acquired through exchange from another Heritage mutual fund or dividend reinvestment. If you sell the shares within 6 years of purchase, you will pay a contingent deferred sales charge (CDSC) at the time of sale of up to a maximum of 5.00%. Class B shares are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares but the same as for the Class C shares.

     If you have invested in Class B shares, you will pay a sales charge if you sell those shares within 6 years of purchase. The CDSC imposed on sales of Class B shares will be calculated by multiplying the original purchase cost or the current market value of the shares being sold, whichever is less, by the percentage shown on the following chart. The CDSC will decline at the anniversary of your purchase. The longer you hold the shares, the lower the rate of the CDSC. The CDSC may be waived as described below in "Sales Charge Reductions and Waivers". Any period of time you held Class B shares of the Heritage Cash Trust-Money Market Fund will not be counted when determining your CDSC.


                        CLASS B DEFERRED CHARGES
                        ------------------------
                  Redemption  During:    CDSC on Shares Being Sold
                  ----------  -------    -------------------------
                  1st year----------------------5%
                  2nd year----------------------4%
                  3rd year----------------------3%
                  4th year----------------------3%
                  5th year----------------------2%
                  6th year----------------------1%
                  After 6 years-----------------0%

     CONVERSION OF CLASS B SHARES. If you buy Class B shares and hold them for 8 years, we automatically will convert them to Class A shares without charge. Any period of time you held Class B shares of the Heritage Cash Trust-Money Market Fund and Municipal Money Market Fund will be excluded from the 8-year period.

     When we do the conversion, you will receive Class A shares in an amount equal to the value of your Class B shares. However, because Class A and Class B shares have different prices, you may receive more or less Class A shares after the conversion. The dollar value will be the same, so you have not lost any money as a result of the conversion.

     CLASS C SHARES. You may purchase Class C shares at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than 1 year after purchase, you will pay a CDSC at the time of sale of 1.00%, which will be calculated based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC may be waived as described below in "Sales Charge Reductions and Waivers". Class C shares are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares and is the same as for the Class B shares. Class C shares do not convert to any other class of shares. Any period of time you held Class C shares of the Heritage Cash-Trust Money Market Fund will not be counted toward the 1-year period. With respect to Class C shares, you should consult with your financial advisor as to the suitability of such investment for you.

     UNDERSTANDING RULE 12B-1 FEES. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and sales fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

     There are a number of ways to reduce or eliminate the initial sales charge on Class A shares or the CDSC on Class A, Class B or Class C shares. To receive a reduction or waiver in your Class A initial sales charge, you must advise your financial advisor or Heritage of your eligibility at the time of purchase.

     REDUCING YOUR CLASS A SALES CHARGE. Heritage offers programs designed to reduce your Class A sales charges as described in the schedule above. For purposes of calculating your sales charge, you can combine purchases of Class A shares for all Heritage mutual funds (except for the money market funds) in the following account owner relationships:

     o Accounts owned by you, your spouse or minor children, including trust or other fiduciary accounts in which you, your spouse or minor children are the beneficiary. This includes sole proprietor business accounts;

     o Accounts opened under a single trust agreement -- including those with multiple beneficiaries;

     o Purchases made by a qualified retirement or employee benefit plan of a single employer;

     o Purchases made by a company, provided the company is not in existence solely for purchasing investment company shares.

     RIGHTS OF ACCUMULATION -- You may add the value of your previous Class A and Class B purchases (excluding the money market funds) for purposes of calculating the sales charge for future purchases of Class A shares. For example if you previously purchased $20,000 of Class A or Class B shares of a Heritage mutual fund and made a subsequent investment of $10,000 in Class A shares, a sales charge discount would be applied to the $10,000 investment. For purposes of determining your sales charge, we will apply discounts based upon the greater of the current account value or the total of all purchases less all redemptions.

     LETTER OF INTENT -- You may purchase Class A shares of any Heritage mutual fund (except for the money market funds) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Investments made up to 90 calendar days before adopting this agreement are eligible for this discount. All prior investments can be applied toward meeting the investment requirement. If you fail to make an investment sufficient to meet the intended investment within the 13-month period, the difference in Class A sales charges will be charged to your account.

     WAIVER OF CLASS A SALES CHARGES. Class A shares may be sold at net asset value without any sales charge to:

     o Heritage, its affiliates, directors, officers and employees; any Heritage mutual fund and current and retired officers and Trustees of a fund; the subadviser of any Heritage mutual fund and its current directors, officers and employees; employees and registered financial advisors of broker-dealers that have selling arrangements with the funds' Distributor; directors, officers and employees of banks and trust companies that are party to agency agreements with the Distributor; all such persons' immediate relatives (spouse, parents, siblings, children--including in-law relationships) and beneficial accounts;

     o Investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker-dealers or other service organizations which have entered into service agreements with Heritage. Such programs generally have other fees and expenses, so you should read any materials provided by that organization;

     o As indicated in the "Class A Sales Charges" schedule above, Class A investments of $1,000,000 or more, either as a single purchase or through the Rights of Accumulation or Letter of Intent programs above, are sold at net asset value. From its own resources, Heritage may pay the Distributor up to 1% of the purchase amount on the first $3 million and 0.80% on assets thereafter in these accounts. Such shares redeemed within 18 months of purchase are subject to a CDSC of 1% and Heritage may retain the Rule 12b-1 fees for up to 18 months. Any period of time you held shares of a Heritage money market fund will not be counted toward the 18-month period.


     Information concerning Sales Charge Reductions and Waivers can be found on our website, www.HeritageFunds.com.

     CDSC Waivers. The CDSC for Class A shares, Class B shares and Class C shares currently is waived if the shares are sold:

     o to make certain distributions from retirement plans,

     o because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse),

     o to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan, or

     o to close out shareholder accounts that do not comply with the minimum balance requirements.


     REINSTATEMENT PRIVILEGE. If you sell Class A or Class C shares of a Heritage mutual fund, you may reinvest some or all of the sales proceeds up to 90 calendar days later in the same share class of any Heritage mutual fund without incurring additional sales charges. If you paid a CDSC, the reinvested shares will have no holding period requirement. You must notify Heritage if you decide to exercise this privilege. Because Class B shares are no longer offered for sale, proceeds from the redemption of Class B shares may not be reinvested.

HOW TO INVEST

     MINIMUM INITIAL INVESTMENT. Once you have chosen a share class, the next step is to determine the amount you wish to invest. The minimum initial investment for each fund is:

                                       Minimum Initial    Subsequent
        Type of Account                Investment         Investment
        ---------------                --------------     ----------
        Regular Account............    $1,000             No minimum
        Periodic Investment Program    $50                $50 on a monthly basis
        Retirement Account.........    $500               No minimum

     Heritage may waive these minimum requirements at its discretion. Contact Heritage or your financial advisor for further information.

     There are several ways to invest, although the availability of these services may be limited by your financial advisor or institution.

     THROUGH YOUR FINANCIAL ADVISOR. You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund and may charge you a fee for this service. Your broker may also designate other intermediaries to receive orders on the fund's behalf.

     BY MAIL. You may invest in a fund directly by completing and signing the account application found in this Prospectus. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

            Heritage Asset Management, Inc.
            P.O. Box 33022
            St. Petersburg, FL 33733

     BY TELEPHONE. If you provide your bank account information, Heritage can initiate a purchase from that account. Complete the appropriate sections of the Heritage account application and attach a voided check to activate this service. This method cannot be used to open a new account.

     BY PERIODIC INVESTMENT PROGRAM. We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time.

     o From Your Bank Account -- You may instruct us to transfer funds from a specific bank checking account to your Heritage account. This service is only available in instances in which the transfer can be effected by electronic transfer. Complete the appropriate sections of the account application or the Heritage Direct Payment Plan form to activate this service. Heritage reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months or if you make regular withdrawals from your account without maintaining the minimum balance.

     o Automatic Exchange -- You may make automatic regular exchanges between two or more Heritage mutual funds. These exchanges are subject to the exchange requirements discussed below.

     The intent of these plans is to encourage you to increase your Heritage account balance to the fund's minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.


     BY DIRECT DEPOSIT. You may instruct your employer, insurance company, the Federal government or other organization to direct all or part of the payments you receive to your Heritage account. All payments from the U.S. government, including payroll, pension, Social Security, and income tax refunds are eligible for this service. The following information must be provided to the payor in the enrollment process:

       o  Bank routing number:  0  1  1  0  0  0  0  2  8

       o  Account number:      7  7  0  0  1  f  f  a  a  a  a  a  a  a  a  a  a

                      "f" represents the two digit fund code found on the Fund Selection section of the enclosed Heritage account application.
                      "a" represents the first 10 digits of your Heritage account number. All Heritage account numbers begin with 44 or 66.

         For example if your Heritage account number is 44123456789 and you wish to establish a direct deposit to the Heritage Capital Appreciation Trust -- Class A, you would enter 77001414412345678.

        o  The account must be designated as a checking account.


     Please note that these instructions are different than the Federal Reserve wire instructions below.

     BY WIRE. You may invest in a fund by Federal Reserve wire sent from your bank. Mail your completed and signed account application to Heritage. Contact Heritage at (800) 421-4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and the following information by Federal Reserve or bank wire to:
        State Street Bank and Trust Company
        225 Franklin Street
        Boston, MA 02110
        ABA # 011-000-028
        Account # 3196-769-8
        Name of the Fund
        The class of shares to be purchased
        (Your account number assigned by Heritage)
        (Your name)

The wire instructions must contain all of the above information.
---------------------------------------------------------------

Do not mail investments or correspondence to this address.

HOW TO SELL YOUR INVESTMENT

     You can sell -- or redeem -- shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable CDSC and/or redemption fee) generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or automated clearing house deposits (ACH), payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Drafts or ACH transactions initiated by a third party are not acceptable redemption instructions and will not be honored.

     APPLICATION OF CDSC. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of a Heritage money market fund will not be counted for purposes of calculating the CDSC.

     REDEMPTION FEES. A redemption fee of 2% of the value of shares sold will be imposed on fund shares sold (by redemption or exchange to another Heritage mutual fund) within a set holding period (representing days since their acquisition by purchase or exchange from another Heritage mutual fund). For the International Equity fund, the holding period is 30 calendar days; for all other funds, the holding period is seven (7) calendar days. For shares purchased before January 1, 2005, a redemption fee of 2% of the value of the shares sold will be imposed on shares sold (by redemption or exchange to another Heritage mutual fund) within 60 calendar days of their purchase.

     The redemption fee is paid to the appropriate fund and is intended to offset the costs and market impact associated with short-term money movements. To determine the holding period, the funds will use a first-in, first-out method, meaning shares held in the account the longest are used to determine whether a redemption fee applies. Additionally, there is no redemption fee on shares acquired through the reinvestment of dividends or other distributions paid by the fund whose shares are being redeemed. The redemption fee is generally deducted from your redemption proceeds, but you may be billed if the fee is assessed after the redemption transaction.

     Except as noted below, all shareholders are subject to this fee, whether you invest directly with the funds or through a financial intermediary (e.g. broker-dealer, bank, retirement plan administrator) that maintains an omnibus account with a fund. However, because of processing limitations by many intermediaries, the redemption fee may not apply to certain redemptions from omnibus accounts. If the intermediary does not have the system capability necessary to process the redemption fee, the fund cannot track individual shareholder redemptions and will not receive the redemption fee.

Redemption fees will be waived:

     o To make certain distributions from retirement plans;

     o Because of shareholder death or disability;

     o For redemptions by other mutual funds;

     o For shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer;

     o For shares redeemed to cover fees assessed by the fund or Heritage.

To receive a redemption fee waiver, you or your financial advisor must advise Heritage of your eligibility at the time of the redemption or exchange. Your financial advisor or Heritage may require documentation to verify your eligibility. The funds reserve the right to modify or eliminate the terms of the redemption fee waiver.

     SELLING SHARES. You may contact your financial advisor or Heritage with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial advisor or institution.

     THROUGH YOUR FINANCIAL ADVISOR. You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor will transmit your request to sell shares of your fund and may charge you a fee for this service.

     BY TELEPHONE. You may sell shares from your account by telephone by calling Heritage at (800) 421-4184 prior to the close of regular trading on the New York Stock Exchange -- typically 4:00 p.m. Eastern time. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application.

     For your protection, telephone requests may be recorded in order to verify their accuracy and monitor call quality. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone call.

     When redeeming shares by telephone, payment of up to $50,000 can be made one of the following ways:

     o Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request, or

     o By check to your address of record, provided there has not been an address change in the last 30 calendar days.



In Writing. You may sell shares of your fund by sending a letter of instruction. Specify the fund name and class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.


     All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     A medallion signature guarantee of your request is required if the redemption is:

     o   Greater than $50,000,

     o Sent to an address other than the address of record, or preauthorized bank or brokerage firm account,

     o   Sent to a payee other than the shareholder of record, or

     o Sent to an address of record that has been changed within the past 30 calendar days.


     A medallion signature guarantee helps protect your account against fraud. We will only accept official signature guarantees from participants in our medallion signature guarantee program, which includes most banks and securities dealers. A notary public cannot guarantee your signature.

     Payment for a written request can be made one of the following ways:

     o Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request,.

     o   By check, or

     o By Federal Reserve wire to a bank account you specify. Your financial advisor can provide you with the necessary form to request a wire. We normally send these proceeds on the next business day and credit by the receiving institution is subject to the time they receive the instructions from the Federal Reserve Bank and their posting policies. We cannot guarantee that you will receive credit on the same day we send the wire. A wire fee will be charged to your account.


     SYSTEMATIC WITHDRAWAL PLAN. You may establish a plan for periodic withdrawals from your account. Withdrawals can be made on the 1/st/, 5/th/, 10/th/, or 20/th/ day of the month at monthly, quarterly, semi-annual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Heritage systematic withdrawal form (available from your financial advisor, Heritage or through our website, www.HeritageFunds.com.) and send that form to Heritage. Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

HOW TO EXCHANGE YOUR SHARES

     You can exchange shares of one Heritage fund for shares of the same class of any other Heritage fund, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, Heritage or through our website, www.HeritageFunds.com. You may exchange your shares by calling your financial advisor or Heritage if you exchange to like-titled Heritage accounts. Written instructions with a medallion signature guarantee are required if the accounts are not identically registered.

     Shares of a Heritage money market fund that have not previously been subject to an initial sales charge or CSDC holding period will be subject to the initial purchase conditions of that fund. Shares that have previously paid a sales charge in a Heritage fund will exchange with no additional sales charge. Each Heritage mutual fund may terminate the exchange privilege upon 60 days' notice.

     Exchanges may be subject to a redemption fee, as described above in "How to Sell Your Investment -- Redemption Fee." For purposes of determining the CDSC, Class A, Class B and Class C shares will continue to age from their original investment date and will retain the same CDSC rate as they had before the exchange. However, any time which you held shares in a Heritage money market fund will not be counted for purposes of calculating the CDSC.

ACCOUNT AND TRANSACTION POLICIES

     ACCOUNT REGISTRATION OPTIONS. Heritage offers several options for registering your account. Individual, joint, trust or business accounts can be opened using the application found in this prospectus. To establish a Transfer on Death (TOD) arrangement, an additional TOD agreement is required. Additionally, Heritage offers a range of IRA retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement instead of the application found in this prospectus as well as separate forms to sell your shares. The TOD and IRA agreements are available from your financial advisor, Heritage or through our website www.HeritageFunds.com.

     GOOD ORDER REQUIREMENTS. For the funds to process your request, it must be in "good order". Good order means that you have provided sufficient information necessary to process your request, as outlined in this Prospectus, including any required signatures and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in "good order" by the fund until it meets these requirements.

     CUSTOMER IDENTIFICATION PROCEDURES. The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O. Box), social security or other taxpayer identification number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity's behalf must provide this information. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.

     RESTRICTIONS ON ORDERS. The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

     INTERNET   WEBSITE.   Additional   information,   including   current  fund
performance and various account forms and agreements, is available on our website, www.HeritageFunds.com.

     REDEMPTION IN KIND. We reserve the right to give you securities instead of cash when you sell shares of your fund. If the amount of the sale is at least either $250,000 or 1% of a fund's assets, we may give you securities from the fund's portfolio instead of cash.

     ACCOUNTS WITH BELOW-MINIMUM BALANCES. If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

                      HERITAGE CAPITAL APPRECIATION TRUST
                        HERITAGE GROWTH AND INCOME TRUST
                              880 Carillon Parkway
                         St. Petersburg, Florida 33716

                               ------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                               ------------------

This Statement of Additional Information ("SAI") relates specifically to the reorganization of Heritage Growth Equity Fund and Value Equity Fund (the "Acquired Funds"), each a series of Heritage Series Trust, into Heritage Capital Appreciation Trust and Heritage Growth and Income Trust, respectively (the "Acquiring Funds"), whereby the Acquired Funds will transfer all of their assets to the applicable Acquiring Fund, and shareholders in the Acquired Funds will receive Class A, Class B or Class C shares of the applicable Acquiring Fund, in exchange for their shares of the corresponding Class of the Acquired Fund. This Statement of Additional Information consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

    (1) The Statement of Additional Information of the Acquired Funds and the Acquiring Funds, dated January 3, 2005, as supplemented ("Fund SAI").

    (2) The Annual Report to Shareholders of Heritage Capital Appreciation Trust for the fiscal year ended August 31, 2004.

    (3) The Annual Report to Shareholders of Heritage Growth and Income Trust for the fiscal year ended September 30, 2004.

    (4) The Annual Report to Shareholders of Heritage Series Trust for the fiscal year ended October 31, 2004, which includes information relating to the Acquired Funds.

    (5) The Semi-Annual Report to Shareholders of Heritage Capital Appreciation for the period ended February 28, 2005.

    (6) The Semi-Annual Report to Shareholders of Heritage Growth and Income Trust for the period ended March 31, 2005.

    (7) The Semi-Annual Report to Shareholders of Heritage Series Trust for the period ended April 30, 2005, which includes information relating to the Acquired Funds.

    The Fund SAI that is incorporated by reference above includes information relating to other series of the Heritage Family of Funds that is not relevant to the Reorganizations and which you should disregard.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated October __, 2005 (the "Proxy Statement/Prospectus") relating to the Reorganizations may be obtained, without charge, by calling the Heritage Mutual Funds at (800) 421-4184. This SAI should be read in conjunction with the Proxy Statement/Prospectus.


                         PRO FORMA FINANCIAL STATEMENTS

HERITAGE CAPITAL APPRECIATION TRUST

The following tables set forth the PRO FORMA Portfolios of Investments as of February 28, 2005, the pro forma condensed Statement of Assets and Liabilities as of February 28, 2005, and the PRO FORMA condensed Statement of Operations for the 12 month period ended February 28, 2005 for the Heritage Capital Appreciation Trust ("Capital Appreciation") and the Heritage Series Trust-Growth

Equity  Fund   ("Growth   Equity")  set  forth  below,   giving  effect  to  the
Reorganization.

The PRO FORMA Portfolios of Investments contain information regarding the combined securities holdings of Capital Appreciation and Growth Equity as of February 28, 2005, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that at least some of Growth Equity's holdings may not remain at the time of the Reorganization. It is also expected that if Growth Equity's shareholders approve the Reorganization, some of Growth Equity's holdings may be liquidated in connection with the Reorganization, and the proceeds of those sales held in temporary investments or reinvested in assets that are consistent with the holdings of the Capital Appreciation. The need for Growth Equity to dispose of investments in connection with the Reorganization may result in Growth Equity selling securities at a disadvantageous time and price and would result in it incurring transaction costs that would not otherwise have been incurred.


ACQUIRING FUND
PRO FORMA
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005                                                                                             PRO FORMA
(UNAUDITED)                                        GROWTH EQUITY              CAPITAL APPRECIATION             COMBINED
                                             ------------------------   -----------------------------  ----------------------------
                                     % OF      SHARES/       MARKET        SHARES/      MARKET           SHARES/      MARKET
                                     NET
                                     ASSETS      PAR          VALUE          PAR        VALUE              PAR         VALUE
                                    -----------------------------------------------------------------------------------------------
COMMON STOCKS
ADVERTISING                            1.8%
-----------

  Lamar Advertising Company*           1.8%                                301,850   $   11,859,686     301,850     $  11,859,686
                                                                                   -----------------            ------------------

ANALOG SEMICONDUCTORS                  1.1%
---------------------

  Maxim Integrated Products, Inc.      0.7%    105,700    $ 4,547,214                                   105,700         4,547,214
  National Semiconductor
    Corporation                        0.4%    138,350      2,760,082                                   138,350         2,760,082
                                                       ---------------                                          -------------------

                                                            7,307,296                                                   7,307,296
BEVERAGES                              3.3%
---------

  PepsiCo, Inc.                        2.5%                                306,000       16,481,160      306,000       16,481,160

  The Coca-Cola Company                0.9%    133,950      5,733,060                                    133,950        5,733,060
                                                       ---------------             -----------------            -------------------

                                                            5,733,060                    16,481,160                    22,214,220
BIOTECHNOLOGY                          1.5%
-------------

  Amgen Inc.*                          0.8%     91,400      5,631,154                                     91,400        5,631,154

  Chiron Corporation*                  0.3%     47,200      1,679,376                                     47,200        1,679,376

  Genzyme Corporation*                 0.4%     48,150      2,700,734                                     48,150        2,700,734
                                                       ---------------                                          -------------------

                                                           10,011,264                                                  10,011,264
BROADCASTING SERVICES/PROGRAMS         2.4%
------------------------------

  Clear Channel Communications,
    Inc.                               2.4%                                473,300       15,751,424      473,300       15,751,424
                                                                                   -----------------            -------------------

COMMERCIAL SERVICES                    6.6%
-------------------

  Cendant Corporation                  3.5%                              1,057,000       23,380,840    1,057,000       23,380,840



  Moody's Corporation                  1.7%                                134,139   $   11,255,603      134,139    $  11,255,603

  Valassis Communications, Inc.*       1.4%                                255,110        9,543,665      255,110        9,543,665
                                                                                   -----------------            -------------------

                                                                                         44,180,108                    44,180,108

COMMUNICATION SEMICONDUCTORS           0.7%
----------------------------
  Broadcom Corporation, Class
    "A"*                               0.7%    144,000    $ 4,644,000                                    144,000        4,644,000
                                                       ---------------                                          -------------------


COMPUTERS                              1.3%
---------

  Dell Inc.*                           1.3%    220,400      8,835,836                                    220,400        8,835,836
                                                       ---------------                                          -------------------


DIVERSIFIED MANUFACTURER               0.4%
------------------------

  General Electric Company             0.4%     81,700      2,875,840                                     81,700        2,875,840
                                                       ---------------                                          -------------------

ELECTRICAL COMPONENTS &
EQUIPMENT                              0.5%
---------

  Emerson Electric Company             0.5%     49,400      3,276,208                                     49,400        3,276,208
                                                       ---------------                                          -------------------

ELECTRONICS                            0.9%
-----------

  Dolby Laboratories, Inc., Class
    "A"*                               0.5%                                151,155        3,488,657      151,155        3,488,657

  Symbol Technologies, Inc.            0.4%    147,650      2,617,834                                    147,650        2,617,834
                                                       ---------------             -----------------            -------------------

                                                            2,617,834                     3,488,657                     6,106,491
FINANCIAL SERVICES                     8.4%
------------------

  Citigroup Inc.                       0.7%     93,933      4,482,483                                     93,933        4,482,483

  Fannie Mae                           2.9%                                330,000       19,291,800      330,000       19,291,800

  Freddie Mac                          2.8%                                305,000       18,910,000      305,000       18,910,000

  Goldman Sachs Group, Inc.            0.5%     31,150      3,389,120                                     31,150        3,389,120



  The Charles Schwab Corporation       1.5%                                972,949   $   10,215,964      972,949    $  10,215,964
                                                       ---------------             -----------------            -------------------

                                                          $ 7,871,603                    48,417,764                    56,289,367

FOOD                                   0.8%
----

  Wm. Wrigley Jr. Company              0.8%                                 76,300        5,078,528       76,300        5,078,528
                                                                                   -----------------            -------------------


HEALTHCARE PRODUCTS                    1.4%
-------------------

  Boston Scientific Corporation*       0.4%     89,050      2,908,373                                     89,050        2,908,373

  Cyberonics, Inc.*                    0.1%      9,500        356,155                                      9,500          356,155

  Johnson & Johnson                    0.7%     72,000      4,723,200                                     72,000        4,723,200

  Zimmer Holdings, Inc.*               0.2%     18,100      1,554,790                                     18,100        1,554,790
                                                       ---------------                                          -------------------

                                                            9,542,518                                                   9,542,518

INSURANCE                              0.8%
---------

  American International Group, Inc.   0.8%     76,250      5,093,500                                     76,250        5,093,500
                                                       ---------------                                           -------------------

INTERNET                               6.1%
--------

  eBay Inc.*                           3.0%     61,400      2,630,376      400,000       17,136,000      461,400       19,766,376

  Google Inc., Class "A"*              0.5%     18,000      3,383,820                                     18,000        3,383,820

  Yahoo! Inc.*                         2.6%     92,000      2,968,840      447,000       14,424,690      539,000       17,393,530
                                                       ---------------             -----------------            -------------------

                                                            8,983,036                   31,560,690                    40,543,726

LODGING                                6.3%
-------

  Harrah's Entertainment, Inc.         5.4%     70,250      4,607,698      483,000       31,679,970      553,250       36,287,668

  Las Vegas Sands Corporation*         0.8%                                116,810        5,595,199      116,810        5,595,199
                                                       ---------------             -----------------            -------------------

                                                            4,607,698                    37,275,169                    41,882,867
LOGIC SEMICONDUCTORS                   1.5%
--------------------



  Altera Corporation*                  0.3%    111,250   $  2,307,325                                    111,250    $    2,307,325

  Intel Corporation                    0.8%    214,600      5,146,108                                    214,600         5,146,108

  Texas Instruments Inc.               0.4%    106,000      2,805,820                                    106,000         2,805,820
                                                       ---------------                                          -------------------

                                                           10,259,253                                                  10,259,253
MULTIMEDIA                             1.8%
----------
  Entravision Communications
    Corporation, Class "A"*            1.8%                              1,470,390   $   12,057,198    1,470,390       12,057,198
  The McGraw-Hill Companies,
    Inc.                               3.4%                                247,420       22,725,527      247,420       22,725,527

  The Walt Disney Company              0.3%     66,550      1,859,407                                     66,550        1,859,407

  Time Warner Inc.*                    1.8%    162,200      2,794,706      552,000        9,510,960      714,200       12,305,666

  Viacom Inc., Class "B"               3.6%     62,000      2,163,800      618,159       21,573,750      680,159       23,737,550
                                                       ---------------             -----------------            ------------------

                                                            6,817,913                    65,867,435                    72,685,348
OIL & GAS                              0.5%
---------

  ENSCO International Inc.             0.5%     85,550      3,445,954                                     85,550        3,445,954
                                                       ---------------                                          -------------------

Oil & GAS SERVICES                     0.6%
------------------

  Halliburton Company                  0.6%     90,800      3,993,384                                     90,800        3,993,384
                                                       ---------------                                          -------------------

PHARMACEUTICALS                        4.6%
---------------

  Caremark Rx, Inc.*                   2.9%     81,200      3,108,336      422,443       16,171,118      503,643       19,279,454

  Medco Health Solutions, Inc.*        0.8%                                120,000        5,330,400      120,000        5,330,400

  Pfizer, Inc.                         0.9%    226,320      5,949,953                                    226,320        5,949,953
                                                       ---------------             -----------------            -------------------

                                                            9,058,289                    21,501,518                    30,559,807
RETAIL                                 7.4%
------

  Home Depot, Inc.                     0.4%     74,050      2,963,481                                     74,050        2,963,481

  Lowe's Companies, Inc.               1.6%                                179,810       10,569,232      179,810       10,569,232



  McDonald's Corporation               1.0%    204,250   $  6,756,590                                    204,250    $   6,756,590

  PETCO Animal Supplies, Inc.*         1.5%                                277,160   $    9,822,550      277,160        9,822,550

  Target Corporation                   0.6%     80,300      4,080,846                                     80,300        4,080,846

  Wal-Mart Stores, Inc.                2.2%     90,800      4,686,188      198,000       10,218,780      288,800       14,904,968
                                                       ---------------             -----------------            -------------------

                                                           18,487,105                    30,610,562                    49,097,667

SAVINGS & LOANS                        0.9%
---------------

  Golden West Financial
    Corporation                        0.9%                                102,000        6,312,780      102,000        6,312,780
                                                                                   -----------------            -------------------


SEMICONDUCTOR EQUIPMENT                1.0%
-----------------------

  Applied Materials, Inc.              0.6%    229,600      4,018,000                                    229,600        4,018,000

  Entegris, Inc.*                      0.4%    290,150      2,802,849                                    290,150        2,802,849
                                                       ---------------                                          -------------------

                                                            6,820,849                                                   6,820,849

SOFTWARE                               6.5%
--------

  First Data Corporation               3.5%                                567,848       23,293,125      567,848       23,293,125

  Fiserv, Inc.*                        0.5%     95,350      3,617,579                                     95,350        3,617,579

  Microsoft Corporation                2.5%    271,650      6,840,147      390,000        9,820,200      661,650       16,660,347
                                                       ---------------             -----------------            -------------------

                                                           10,457,726                    33,113,325                    43,571,051
TELECOMMUNICATIONS                    11.0%
------------------
  American Tower Corporation,
    Class "A"*                         1.1%                                400,200        7,335,667      400,200        7,335,667

  Avaya Inc.*                          0.6%    264,350      3,700,900                                    264,350        3,700,900

  Crown Castle International Corp.*    5.3%                              2,160,000       35,294,400    2,160,000       35,294,400

  QUALCOMM Inc.                        4.0%     60,900      2,199,099      680,000       24,554,800      740,900       26,753,899
                                                       ---------------             -----------------            -------------------
                                                         $  5,899,999                    67,184,867                    73,084,866



TELEVISION, CABLE & RADIO              9.2%
-------------------------
Cablevision Systems Corporation,
    Class "A"*                         3.8%                                825,663   $   25,645,093      825,663    $  25,645,093

Comcast Corporation, Class "A"*        0.3%     59,400      1,892,484                                     59,400        1,892,484
Univision Communications Inc.,
    Class "A"*                         2.2%                                547,000       14,435,330      547,000       14,435,330

Westwood One, Inc.*                    2.9%                                888,025       19,394,466      888,025       19,394,466
                                                       ---------------             -----------------             -------------------

                                                            1,892,484                    59,474,889                     61,367,373


TOTAL COMMON STOCKS                   98.4%               158,532,649                   498,158,562                    656,691,211


REPURCHASE AGREEMENT                   1.4%                         -                     9,406,000                      9,406,000


TOTAL INVESTMENT PORTFOLIO            99.8%               158,532,649                   507,564,562                    666,097,211

OTHER ASSETS AND LIABILITIES           0.2%                 1,035,393                        11,088                      1,046,481
                                   -----------         ---------------             -----------------            -------------------
TOTAL NET ASSETS                     100.0%              $159,568,042                $  507,575,650                 $  667,143,692
                                   -----------         ---------------             -----------------            -------------------



*Non income producing security



ACQUIRING FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005
(UNAUDITED)

                                             PRE ACQUISITION
                                 ---------------------------------
                                                     CAPITAL            PRO FORMA                 PRO FORMA
                                GROWTH EQUITY     APPRECIATION          ADJUSTMENTS               COMBINED
                                                                       ------------         ------------------

ASSETS
Investments                 $  158,532,649     $ 507,564,562                                    $  666,097,211

Other Assets                     4,389,687        10,726,814                                        15,116,501
                            --------------------------------                                ------------------

Total Assets                   162,922,335       518,291,376                                       681,213,711


LIABILITIES                     (3,354,293)      (10,715,726)                                      (14,070,019)

                            --------------------------------                                ------------------
NET ASSETS                  $  159,568,042     $ 507,575,650                                    $  667,143,692
                            --------------------------------                                ------------------

NET ASSETS BY CLASS
Class A                     $   86,838,366     $ 351,712,237                                    $  438,550,603
Class B                     $   20,079,606     $  36,428,279                                    $   56,507,885
Class C                     $   52,650,070     $ 119,435,134                                    $  172,085,204

SHARES OUTSTANDING (a)

Class A                          3,339,349        14,192,521           3,504,158                    17,696,680

Class B                            839,076         1,584,201             873,226                     2,457,427

Class C                          2,200,544         5,196,297           2,290,661                     7,486,958

NET ASSET VALUE PER SHARE
(a)

Class A                     $        26.00     $       24.78                                    $        24.78
Class B                     $        23.93     $       22.99                                    $        22.99
Class C                     $        23.93     $       22.98                                    $        22.98


(a)  Shares outstanding of Growth Equity are exchanged for the respective class shares of Capital Appreciation at the value of the respective classes in Capital Appreciation on the merger date.


                                      -9-



ACQUIRING FUND
PRO FORMA
STATEMENT OF OPERATIONS
FOR THE 12 MONTHS ENDED 2/28/2005
(UNAUDITED)

                                                                PRE ACQUISITION
                                                   ---------------------------------------     PRO FORMA              PRO FORMA
                                                      GROWTH EQUITY     CAPITAL APPRECITION    ADJUSTMENTS (a)        COMBINED
                                                                                               ----------------    ---------------

INCOME
Dividend and Interest Income                     $   2,197,822       $  5,748,556              $            -    $   7,946,378

EXPENSES
Management Fee                                      (1,714,453)        (3,645,780)                          -       (5,360,234)
Distribution Fee A                                    (313,190)          (831,162)                          -       (1,144,352)
Distribution Fee B                                    (258,166)          (375,306)                          -         (633,472)
Distribution Fee C                                    (775,014)        (1,161,085)                          -       (1,936,099)
Transfer Agent Fee (a)                                (415,894)          (470,334)                     94,521         (791,707)
Fund Accounting Fee (a)                                (72,469)           (71,889)                     65,269          (79,089)
Other Expenses (a)                                    (284,944)          (368,374)                    131,288         (522,030)
                                                 ---------------------------------             ----------------    -------------
   Total Expenses                                   (3,834,129)        (6,923,932)                    291,079      (10,466,982)


NET INVESTMENT INCOME                            $  (1,636,307)      $ (1,175,375)                    291,079    $  (2,520,603)

Realized and Unrealized gain on Investments
   Net Realized Gain (Loss) on Investments          15,855,181          18,302,187                                  34,157,369
   Change in Unrealized Appreciation               (41,409,158)          6,397,780                                 (35,011,379)
                                                 ---------------------------------                                 -------------
Net Gain (Loss) on Investments                   $ (25,553,977)      $  24,699,967                               $    (854,010)
                                                 ---------------------------------                                 -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     $ (27,190,285)      $  23,524,592             $      291,079      $(3,374,614)


(a) Decrease in expenses due to elimination of duplicative expenses achieved by merging the funds.

See Notes to Capital Appreciation Trust pro forma financial statements below

                                      -10-

HERITAGE CAPITAL APPRECIATION TRUST

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
FEBRUARY 28, 2005
(UNAUDITED)



1.  DESCRIPTION OF THE FUNDS

    The Heritage Capital Appreciation Trust, ("Acquiring Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

    The Heritage Series Trust-Growth Equity Fund ("Acquired Fund") and the Acquiring Fund both offer Class A, Class B and Class C shares. Each class of shares of the Acquired Fund has the same purchase, exchange and redemption procedures as the corresponding class of shares of the Acquiring Fund. The Acquired Fund shareholders will receive shares of the same class of the Acquiring Fund having the same aggregate net asset value as such shareholder's investment in the Acquired Fund. Each class of shares has its own Distribution fee (class specific expenses). Management fees and other expenses are shared by all classes of a fund on a pro rata basis assets. Dividends are declared separately for each class of shares. Differences in per share dividend rates are generally due to differences in class specific expenses.

2.  BASIS OF COMBINATION

    The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of the Acquired Fund by the Acquiring Fund as if such reorganization had taken place as of March 1, 2004.

    Under the terms of the Agreement and Plan of Reorganization and Termination ("Reorganization Agreement"), the combination of Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for a tax-free merger of investment companies. The acquisition will be accomplished by the acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The Statement of Assets and Liabilities and the related Statement of Operations of Acquired Fund and Acquiring Fund have been combined as of and for the twelve months ended February 28, 2005. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

    The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Acquired Fund included in each of their semi-annual reports dated February 28, 2005 and April 30, 2005, respectively.


3.  PORTFOLIO VALUATION

    The Acquired Fund and the Acquiring Fund's ("Funds") regular business days are the same as those of the New York Stock Exchange ("NYSE"), normally Monday through Friday. The net asset values per share ("NAV") for each class of the funds are determined each business day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The share prices are calculated by dividing a class' net assets by the number of its outstanding shares. Because the value of the funds' investment portfolio changes every business day, the NAV usually changes as well.

    In calculating NAV, the funds typically price their securities by using pricing services or market quotations. However, in the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations or valuations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, fair valuation may be applied to such security (or class of securities) in accordance with the funds' Valuation Procedures.

    The funds have retained a third party pricing service to assist in fair valuing any foreign securities held in the funds' portfolio. Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus alleviating arbitraging opportunities. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through the fair valuation techniques may differ from the prices quoted or published by other sources.

4.  CAPITAL SHARES

    The pro forma net asset value per share assumes the issuance of the respective class of shares of Acquiring Fund that would have been issued at February 28, 2005, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of the respective class of shares of Acquired Fund, as of February, 28, 2005, divided by the net asset value per share of the respective class of shares of Acquiring Fund as of February 28, 2005. The pro forma number of shares outstanding, by class, for the Acquiring Fund consists of the following as of February 28, 2005:

-------------------------------------------------------------------------------
                     SHARES OF        ADDITIONAL SHARES      TOTAL OUTSTANDING
                   ACQUIRING FUND      ASSUMED ISSUED            SHARES
CLASS OF SHARES    PRE-COMBINATION    IN REORGANIZATION      POST-COMBINATION
-------------------------------------------------------------------------------
Class A                 14,192,521            3,504,158            17,696,680
-------------------------------------------------------------------------------
Class B                  1,584,201              873,226             2,457,427
-------------------------------------------------------------------------------
Class C                  5,196,297            2,290,661             7,486,958
-------------------------------------------------------------------------------


5.  FEDERAL INCOME TAXES

    Each fund has elected to be taxed as a "Regulated Investment Company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

    The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of the investments will remain unchanged for the combined fund.

HERITAGE GROWTH AND INCOME TRUST
--------------------------------

The following tables set forth the PRO FORMA Portfolios of Investments as of March 31, 2005, the pro forma condensed Statement of Assets and Liabilities as of March 31, 2005, and the PRO FORMA condensed Statement of Operations for the 12 month period ended March 31, 2005 for the Heritage Growth and Income Trust ("Growth and Income") and the Heritage Series Trust-Value Equity Fund ("Value Equity") set forth below, giving effect to the Reorganization.

The PRO FORMA Portfolios of Investments contain information regarding the combined securities holdings of Growth and Income and Value Equity as of March 31, 2005, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that at least some of Value Equity's holdings may not remain at the time of the Reorganization. It is also expected that if Value Equity's shareholders approve of the Reorganization, some of Value Equity's holdings may be liquidated in connection with the Reorganization, and the proceeds of those sales held in temporary investments or reinvested in assets that are consistent with the holdings of Growth and Income. The need for Value Equity to dispose of investments in connection with the Reorganization may result in Value Equity selling securities at a disadvantageous time and price and would result in it incurring transaction costs that would not otherwise have been incurred.



ACQUIRING FUND
PRO FORMA
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)
                                                                                                                    PRO FORMA
                                                           VALUE EQUITY             GROWTH AND INCOME                COMBINED
                                                     --------------------------  -------------------------    ----------------------
                                         % OF           SHARES/       MARKET       SHARES/       MARKET       SHARES/      MARKET
                                       NET ASSETS        PAR          VALUE          PAR         VALUE          PAR        VALUE
                                       ---------- -- -------------- -----------  ------------- ----------- -- --------- ------------
DOMESTIC COMMON STOCKS                     78.1%
----------------------
        AGRICULTURE--%                      7.6%
        --------------
             Altria Group, Inc.             5.4%            44,500  $2,909,855         51,400  $3,361,046       95,900    $6,270,901
             Imperial Tobacco Group
             PLC., Sponsored ADR            0.2%             3,300     174,900                                   3,300       174,900
             Universal Corporation          0.5%            11,600     530,932                                  11,600       530,932
             UST Inc.                       1.5%            34,750   1,796,575                                  34,750     1,796,575
                                                                    -----------                -----------              ------------
                                                                     5,412,262                  3,361,046                  8,773,308
        AIRLINES--%                         1.6%
        -----------
             Southwest Airlines Co.         1.6%                                      131,946   1,878,911      131,946     1,878,911

        AUTO MANUFACTURERS--%               0.2%
        ---------------------
             Ford Motor Company             0.2%            15,500     175,615                                  15,500       175,615

        BANKS--%                            6.2%
        --------
             Bank of America
             Corporation                    3.1%            25,860   1,140,426         55,000   2,425,500       80,860     3,565,926
             The Bank of New York
             Company, Inc.                  2.0%                                       78,500   2,280,425       78,500     2,280,425
             KeyCorp                        0.4%            14,400     467,280                                  14,400       467,280
             The PNC Financial
             Services Group, Inc.           0.2%             5,400     277,992                                   5,400       277,992
             U.S. Bancorp                   0.3%            11,300     325,666                                  11,300       325,666
             Wachovia Corporation           0.2%             5,500     280,005                                   5,500       280,005
                                                                    -----------                -----------              ------------
                                                                     2,491,369                  4,705,925                  7,197,294
        CHEMICALS--%                        1.5%
        ------------
             PPG Industries, Inc.           1.5%                                       24,500   1,752,240       24,500     1,752,240

        COMMERCIAL SERVICES--%              2.4%
        ----------------------
             Macquarie
             Infrastructure Company
             Trust*                         2.4%                                      100,000   2,800,000      100,000     2,800,000

        COMPUTERS--%                        0.7%
        ------------
             Electronic Data Systems
             Corporation                    0.7%            40,225     831,451                                  40,225       831,451

        COSMETICS/PERSONAL CARE--%          1.2%
             Colgate-Palmolive
             Company                        1.2%                                       26,200   1,366,854       26,200     1,366,854

        DIVERSIFIED MANUFACTURER--%         3.5%
             General Electric Company       3.0%            14,100     508,446         83,700   3,018,222       97,800     3,526,668
             Tyco International Ltd.        0.4%            14,500     490,100                                  14,500       490,100
                                                                    -----------                -----------              ------------
                                                                       998,546                  3,018,222                  4,016,768
        ELECTRIC--%                         5.1%
        -----------
             Dominion Resources, Inc.       2.3%                                       36,200   2,694,366       36,200     2,694,366
             TXU Corporation                2.8%                                       40,600   3,232,978       40,600     3,232,978
                                                                                               -----------              ------------
                                                                                                5,927,344                  5,927,344
        FINANCIAL SERVICES--%               9.0%
        ---------------------
             Alliance Capital
             Management Holding L.P.        2.0%                                       50,100   2,362,215       50,100     2,362,215
             CIT Group Inc.                 0.5%            15,650     594,700                                  15,650       594,700
             Citigroup Inc.                 2.6%               900      40,446         66,700   2,997,498       67,600     3,037,944
             E*TRADE Financial
             Corporation*                   0.7%                                       64,900     778,800       64,900       778,800
             Fannie Mae                     1.2%            25,400   1,383,030                                  25,400     1,383,030
             Freddie Mac                    2.0%            36,800   2,325,760                                  36,800     2,325,760
             Piper Jaffray Companies*       0.0%                55       2,012                                      55         2,012
                                                                    -----------                -----------              ------------
                                                                     4,345,948                  6,138,513                 10,484,461
        FOOD--%                             0.1%
        -------
             Safeway Inc.                   0.1%             5,700     105,621                                   5,700       105,621

        HEALTHCARE PRODUCTS--%              0.2%
        ----------------------
             Becton, Dickinson and
             Company                        0.2%             4,825     281,876                                   4,825       281,876



                                                                                                                PRO FORMA
                                                           VALUE EQUITY             GROWTH AND INCOME                COMBINED
                                                     --------------------------  -------------------------    ----------------------
                                         % OF           SHARES/       MARKET       SHARES/       MARKET       SHARES/      MARKET
                                       NET ASSETS        PAR          VALUE          PAR         VALUE          PAR        VALUE
                                       ---------- -- -------------- -----------  ------------- ----------- -- --------- ------------
        HEALTHCARE SERVICES--%              7.1%
        ----------------------
             Health Management
             Associates, Inc., Class
             "A"                            1.6%                                       69,900  $1,829,982       69,900    $1,829,982
             HCA Inc.                       0.6%            13,000    $696,410                                  13,000       696,410
             Laboratory Corporation
             of America Holdings*           0.6%            15,080     726,856                                  15,080       726,856
             Quest Diagnostics Inc.         0.6%             6,940     729,602                                   6,940       729,602
             UnitedHealth Group Inc.        1.9%                                       23,300   2,222,354       23,300     2,222,354
             WellPoint, Inc.*               1.8%                                       16,300   2,043,205       16,300     2,043,205
                                                                    -----------                -----------              ------------
                                                                     2,152,868                  6,095,541                  8,248,409
        INSURANCE--%                        3.1%
        ------------
             American International
             Group, Inc.                    0.7%            14,400     797,904                                  14,400       797,904
             Arthur J. Gallagher &
             Co.                            0.8%                                    30,500.00     878,400       30,500       878,400
             The St. Paul Travelers
             Companies, Inc.                1.6%             3,100     113,863         48,500   1,781,405       51,600     1,895,268
                                                                    -----------                -----------              ------------
                                                                       911,767                  2,659,805                  3,571,572
        OIL & GAS--%                       12.0%
        ------------
             Anadarko Petroleum
             Corporation                    0.1%             1,100      83,710                                   1,100        83,710
             Apache Corporation             0.3%             5,800     355,134                                   5,800       355,134
             Burlington Resources,
             Inc.                           0.2%             5,400     270,378                                   5,400       270,378
             Chevron Corporation            2.6%            24,500   1,428,595      27,200.00   1,586,032       51,700     3,014,627
             ConocoPhillips                 1.9%            20,323   2,191,632                                  20,323     2,191,632
             Devon Energy Corporation       0.9%            22,200   1,060,050                                  22,200     1,060,050
             EnCana Corporation             0.1%             1,400      98,588                                   1,400        98,588
             Exxon Mobil Corporation        1.6%                                       31,400   1,871,440       31,400     1,871,440
             Kerr-McGee Corporation         0.5%             7,150     560,060                                   7,150       560,060
             Marathon Oil Corporation       2.8%                                       70,200   3,293,784       70,200     3,293,784
             Occidental Petroleum
             Corporation                    0.4%             6,400     455,488                                   6,400       455,488
             Pioneer Natural
             Resources Company              0.2%             4,100     175,152                                   4,100       175,152
             Pogo Producing Company         0.1%             2,400     118,176                                   2,400       118,176
             Transocean Inc.*               0.0%               800      41,168                                     800        41,168
             Unocal Corporation             0.3%                                     6,000.00     370,140        6,000       370,140
                                                                    -----------                -----------              ------------
                                                                     6,838,131                  7,121,396                 13,959,527

        PHARMACEUTICALS--%                  4.8%
        ------------------
             AmerisourceBergen
             Corporation                    0.5%             9,500     544,255                                   9,500       544,255
             Bristol-Myers Squibb
             Company                        0.8%            35,395     901,157                                  35,395       901,157
             Cardinal Health, Inc.          1.8%             5,200     290,160         31,900   1,780,020       37,100     2,070,180
             Medco Health Solutions,
             Inc.*                          0.6%            13,763     682,232                                  13,763       682,232
             Merck & Co., Inc.              0.4%            13,825     447,515                                  13,825       447,515
             Pfizer, Inc.                   0.6%            26,905     706,794                                  26,905       706,794
             Schering-Plough
             Corporation                    0.0%             3,135      56,900                                   3,135        56,900
             Wyeth                          0.1%             3,325     140,248                                   3,325       140,248
                                                                    -----------                -----------              ------------
                                                                     3,769,261                  1,780,020                  5,549,281

        PIPELINES--%                        0.3%
        ------------
             El Paso Corporation            0.3%            28,600     302,588                                  28,600       302,588

        REITS--%
        --------
             Host Marriott
             Corporation                                                            97,300.00   1,611,288       97,300     1,611,288


        RETAIL--%                           3.2%
        ---------
             Best Buy Company, Inc.         0.1%             1,150      62,112                                   1,150        62,112
             Borders Group, Inc.            0.6%            26,850     714,747                                  26,850       714,747
             Federated Department
             Stores, Inc.                   0.5%             8,700     553,668                                   8,700       553,668
             Home Depot, Inc.               0.5%            15,600     596,544                                  15,600       596,544
             Staples, Inc.                  0.4%            14,700     462,022                                  14,700       462,022
             Target Corporation             1.1%                                       26,300   1,315,526       26,300     1,315,526
                                                                    -----------                -----------              ------------
                                                                     2,389,093                  1,315,526                  3,704,619



                                                                                                                PRO FORMA
                                                           VALUE EQUITY             GROWTH AND INCOME                COMBINED
                                                     --------------------------  -------------------------    ----------------------
                                         % OF           SHARES/       MARKET       SHARES/       MARKET       SHARES/      MARKET
                                       NET ASSETS        PAR          VALUE          PAR         VALUE          PAR        VALUE
                                       ---------- -- -------------- -----------  ------------- ----------- -- --------- ------------
        SAVINGS & LOANS--%                  2.1%
        ------------------
             Sovereign Bancorp Inc.         0.5%            27,600    $611,616                                  27,600      $611,616
             Washington Mutual, Inc.        1.6%            46,800   1,848,600                                  46,800     1,848,600
                                                                    -----------                                         ------------
                                                                     2,460,216                                             2,460,216

        SOFTWARE--%                         1.2%
        -----------
             Microsoft Corporation          1.2%                                       59,000   1,426,030       59,000     1,426,030

        TELECOMMUNICATIONS--%               2.0%
        ---------------------
             ALLTEL Corporation             2.0%                                       43,000   2,358,550       43,000     2,358,550

        TRANSPORTATION--%                   1.6%
        -----------------
             Union Pacific
             Corporation                    1.6%                                       27,500   1,916,750       27,500     1,916,750
                                                                    -----------                -----------              ------------
TOTAL DOMESTIC COMMON STOCKS                                        33,466,612                 57,233,961                 90,700,573

FOREIGN COMMON STOCKS--%
        BANKS--%                            3.5%
        --------
             Barclays PLC                   1.3%                                      149,500   1,528,306      149,500     1,528,306
             Lloyds TSB Group, PLC          2.2%                                      278,600   2,516,407      278,600     2,516,407
                                                                                               -----------              ------------
                                                                                                4,044,713                  4,044,713
        FINANCIAL SERVICES--%               2.9%
        ---------------------
             China Merchants
             Holdings
             (International) Company
             Ltd                            1.3%                                      754,900   1,480,889      754,900     1,480,889
             W.P. Stewart & Co., Ltd.       1.6%                                       83,900   1,901,174       83,900     1,901,174
                                                                                               -----------              ------------
                                                                                                3,382,063                  3,382,063
        FOOD--%                             2.6%
        -------
             Tesco PLC                      2.6%                                      500,000   2,990,306      500,000     2,990,306

        PHARMACEUTICALS--%                  2.9%
        ------------------
             GlaxoSmithKline PLC,
             Sponsored ADR                  1.5%                                       37,300   1,712,817       37,300     1,712,817
             Sanofi-Aventis                 1.5%                                       20,000   1,690,839       20,000     1,690,839
                                                                                               -----------              ------------
                                                                                                3,403,656                  3,403,656
        RETAIL--%
             Kingfisher PLC                 1.2%                                      258,500   1,410,440      258,500     1,410,440
                                                                                               -----------              ------------
TOTAL FOREIGN COMMON STOCKS                                                                    15,231,178                 15,231,178

DOMESTIC PREFERRED STOCKS
        FINANCIAL SERVICES                  1.3%
        ------------------
             Merrill Lynch & Co.,
             3.65%                          1.3%                                       60,000   1,492,200       60,000     1,492,200
                                                                                               -----------              ------------
TOTAL DOMESTIC PREFERRED STOCKS                                                                 1,492,200                  1,492,200


DOMESTIC CONVERTIBLE BONDS
        TELECOMMUNICATIONS--%               1.3%
        ---------------------
             Level 3 Communications,
             Inc., 6.0%, 03/15/10           1.3%                                    3,000,000   1,533,750     3,000,000    1,533,750

        PIPELINES--%                        0.8%
        ------------
             El Paso Corporation,
             7.375%, 12/15/12               0.8%                                    1,000,000     967,500     1,000,000      967,500
                                                                                               -----------              ------------
TOTAL DOMESTIC CONVERTIBLE BONDS-                                                               2,501,250                  2,501,250

REPURCHASE AGREEMENT                        4.8%                     2,672,000                  2,893,000                  5,565,000
                                                                    -----------                -----------              ------------
TOTAL INVESTMENT PORTFOLIO                 99.4%                    36,138,612                 79,351,589                115,490,201
OTHER ASSETS AND LIABILITIES                0.6%                       515,461                    194,708                    710,168
                                       ----------                   -----------                -----------              ------------
TOTAL NET ASSETS                          100.0%                    $36,654,073                $79,546,297              $116,200,369
                                       ----------                   -----------                -----------              ------------



                            NUMBER OF    CONTRACT         EXPIRATION    UNREALIZED
                            CONTRACTS    TYPE             DATE          DEPRECIATION
OPEN FUTURES CONTRACTS         8         S&P 500 Index    Jun-05        $(88,706)



*Non Income Producing Securities



ACQUIRING FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005
(UNAUDITED)

                                           PRE ACQUISITION
                                 ---------------------------------          PRO FORMA                 PRO FORMA
                                  VALUE EQUITY   GROWTH AND INCOME          ADJUSTMENTS (a)           COMBINED
                                                                          -----------------         --------------

ASSETS

Investments                 $  36,138,612      $  79,351,589                                        $  115,490,201

Other Assets                      737,719          1,382,071                                             2,119,790
                            -----------------------------------
                                                                                                    ------------------
Total Assets                                                                                           117,609,991
                               36,876,331         80,733,660


LIABILITIES                      (222,258)        (1,187,363)                                           (1,409,621)

                            -----------------------------------                                     ------------------
NET ASSETS                  $  36,654,073      $  79,546,297                                        $  116,200,369
                            -----------------------------------                                     ------------------


NET ASSETS

Class A                     $  14,505,143      $  43,669,725                                        $   58,174,868

Class B                     $   3,630,881      $   7,385,813                                        $   11,016,693

Class C                     $  18,518,049      $  28,490,759                                        $   47,008,807

SHARES OUTSTANDING (a)

Class A                           762,140          3,281,431                 1,089,946                   4,371,377

Class B                           195,413            566,112                   278,302                     844,414

Class C                           996,353          2,183,135                 1,418,966                   3,602,101


NET ASSET VALUE PER SHARE


Class A                     $       19.03      $       13.31                                        $        13.31


Class B                     $       18.58      $       13.05                                        $        13.05


Class C                     $       18.59      $       13.05                                        $        13.05



(a)  Shares outstanding of Value Equity are exchanged for the respective class shares of Growth and Income at the value of the respective classes in Growth and Income on the merger date.




ACQUIRING FUND
PRO FORMA
STATEMENT OF OPERATIONS
MARCH 31, 2005
(UNAUDITED)


                                                                PRE ACQUISITION
                                                   ---------------------------------------
                                                                         GROWTH AND            PRO FORMA              PRO FORMA
                                                      VALUE EQUITY         INCOME              ADJUSTMENTS (a)        COMBINED
                                                                                               ----------------    ---------------

INCOME

Dividend and Interest Income                          $  857,523          $ 2,494,833                      -         $  3,352,356

EXPENSES

Management Fee                                          (260,250)            (574,706)                     -             (834,956)

Distribution Fee A                                       (34,452)            (106,152)                     -             (140,604)

Distribution Fee B                                       (33,690)             (72,652)                     -             (106,342)

Distribution Fee C                                      (175,502)            (269,016)                     -             (444,518)

Transfer Agent Fee                                       (51,034)            (108,391)                11,599   (a)       (147,826)

Fund Accounting Fee                                      (60,511)             (65,830)                53,311   (a)        (73,030)

Other Expenses                                          (174,910)            (216,954)               109,177   (a)       (282,687)
                                                      ---------------------------------        --------------       ---------------

   Total Expenses                                       (790,349)          (1,413,701)               174,086           (2,029,963)


   Waiver of Expenses                                    130,305              122,979               (142,077)   (b)       111,206
                                                      ---------------------------------        --------------       ---------------

   Net Expenses                                         (660,044)          (1,290,722)                32,009           (1,918,757)
                                                      ---------------------------------        --------------       ---------------

INVESTMENT INCOME                                     $  197,479          $ 1,204,111          $      32,009         $  1,433,599

Realized and Unrealized gain on Investments

    Net Realized Gain (Loss) on Investments              688,640            4,951,881                                   5,640,521
    Net unrealized depreciation on the translation
    of assets and liabilities                                  -             (116,491)                                   (116,491)

    Net realized gain from futures transactions          152,596                    -                                     152,596
    Net decrease in unrealized appreciation of
    futures transactions                                 (47,739)                   -                                     (47,739)

    Change in unrealized appreciation                  2,876,125              751,583                                   3,627,708
                                                      ---------------------------------                            ---------------
    Net Gain (Loss) on Investments                    $3,669,622          $ 5,586,973                                $  9,256,595
                                                      ---------------------------------                            ---------------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                          $3,867,102          $ 6,791,083          $      32,009         $ 10,690,194



(a) Decrease in expenses due to elimination of duplicative expenses achieved by merging the funds.

(b)  Decrease in waiver of expenses due to the change of the Value Equity expense limits to 1.35%, 2.10% and 2.10% for Class A,
Class B and Class C, respectively, for the combined fund.


HERITAGE GROWTH AND INCOME TRUST
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
MARCH 31, 2005
(UNAUDITED)


6.  DESCRIPTION OF THE FUNDS

    The Heritage Growth and Income Trust, ("Acquiring Fund"), is registered under the Investment Company Act of 1940, as amended, as open-end, diversified investment company.

    The Heritage Series Trust-Value Equity Fund, ("Acquired Fund"), and the Acquiring Fund both offer Class A, Class B and Class C shares. Each class of shares of the Acquired Fund has the same purchase, exchange and redemption procedures as the corresponding class of shares of the Acquiring Fund. The Acquired Fund shareholders will receive shares of the same class of the Acquiring Fund having the same aggregate net asset value as such shareholder's investment in the Acquired Fund. Each class of shares has its own Distribution fee (class specific expenses). Management fees and other expenses are shared by all classes of a fund on a pro rata basis of net assets. Dividends are declared separately for each class of shares. Differences in per share dividend rates are generally due to differences in class specific expenses.

7.  BASIS OF COMBINATION

    The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of the Acquired Fund by the Acquiring Fund as if such reorganization had taken place as of April 1, 2004.

    Under the terms of the Agreement and Plan of Reorganization and Termination ("Reorganization Agreement"), the combination of Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for a tax-free merger of investment companies. The acquisition will be accomplished by the acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The Statement of Assets and Liabilities and the related Statement of Operations of Acquired Fund and Acquiring Fund have been combined as of and for the twelve months ended March 31, 2005. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

    The accompanying pro forma financial statements should be read in conjunction with the financial statements of Acquiring Fund and Acquired Fund included in each of their semi-annual reports dated March 31, 2005 and April 30, 2005, respectively.

8.  PORTFOLIO VALUATION

    The Acquired Fund and the Acquiring Fund's ("Funds") regular business days are the same as those of the New York Stock Exchange ("NYSE"), normally Monday through Friday. The net asset values per share ("NAV") for each class of the funds are determined each business day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The share prices are calculated by dividing a class' net assets by the number of its outstanding shares. Because the value of the funds' investment portfolio changes every business day, the NAV usually changes as well.

    In calculating NAV, the funds typically price their securities by using pricing services or market quotations. However, in the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations or valuations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, fair valuation may be applied to such security (or class of securities) in accordance with the funds' Valuation Procedures.

    The funds have retained a third party pricing service to assist in fair valuing any foreign securities held in the funds' portfolio. Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus alleviating arbitraging opportunities. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through the fair valuation techniques may differ from the prices quoted or published by other sources.

9.  CAPITAL SHARES

    The pro forma net asset value per share assumes the issuance of the respective class of shares of Acquiring Fund that would have been issued at March 31, 2005, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of the respective class of shares of Acquired Fund, as of March 31, 2005, divided by the net asset value per share of the respective class of shares of Acquiring Fund as of March 31, 2005. The pro forma number of shares outstanding, by class, for the Acquired Fund consists of the following as of March 31, 2005:

-------------------------------------------------------------------------------
                        SHARES OF        ADDITIONAL SHARES    TOTAL OUTSTANDING
                     ACQUIRING FUND       ASSUMED ISSUED           SHARES
CLASS OF SHARES      PRE-COMBINATION     IN REORGANIZATION     POST-COMBINATION
-------------------------------------------------------------------------------
Class A                    3,281,431             1,089,946      4,371,377

-------------------------------------------------------------------------------
Class B                      566,112               278,302        844,414

-------------------------------------------------------------------------------
Class C                    2,183,135             1,418,966      3,602,101

-------------------------------------------------------------------------------


10. FEDERAL INCOME TAXES

    Each fund has elected to be taxed as a "Regulated Investment Company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

    The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of the investments will remain unchanged for the combined fund.

                        HERITAGE GROWTH AND INCOME TRUST
                        --------------------------------

                                    Form N-14

                            PART C: OTHER INFORMATION

Item 15.    INDEMNIFICATION:
            ----------------


      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)   No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust.

      Article XII, Section 2 of the Declaration of Trust provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Paragraph 8 of the Investment Advisory and Administration Agreement of Heritage Growth and Income Trust ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that, Heritage shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

      Paragraph 9 of the Subadvisory Agreement for Heritage Growth and Income Trust ("Subadvisory Agreement") between Heritage and Eagle Asset Management, Inc. ("Eagle") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Eagle or reckless disregard of its obligations and duties under the Subadvisory Agreement, Eagle shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 9 of the Subadvisory Agreement for Heritage Growth and Income Trust ("Subadvisory Agreement") between Heritage and Thornburg Investment Management, Inc. ("Thornburg") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg or reckless disregard of its obligations and duties under the Subadvisory Agreement, Thornburg shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 7 of the Distribution Agreement of Heritage Growth and Income Trust ("Distribution Agreement") between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act"), from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholder to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Distribution Agreement.

      Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or
(ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Item 16.    EXHIBITS:
            --------

      (1)   (i)      Declaration of Trust*

            (i)(a)   Amendment to Declaration of Trust^

      (2)   (i)      By-laws*

            (i)(a)   Amended and Restated By-laws*

      (3)   Voting Trust Agreement - None

      (4) Form of Agreement and Plan of Reorganization and Termination - filed as Appendix A to the Combined Proxy Statement and Prospectus

      (5)   Instruments Defining Rights of Holders*

      (6)   (i)(a)   Investment Advisory and Administration Agreement*

            (i)(b)   Supplement  to  Investment   Advisory  and   Administration
                     Agreement**

            (ii) Subadvisory Agreement between RJ Fund Management, Inc. and Eagle Asset Management, Inc.*

            (iii) Subadvisory Agreement with Thornburg Investment Management, Inc.^

      (7)   Distribution Agreement*

      (8)   Bonus or Profit Sharing Contracts - none

      (9)   Custodian Agreement*

      (10)  (i)      Class A Plan pursuant to Rule 12b-1**

            (ii)     Class B Plan pursuant to Rule 12b-1**

            (iii)    Class C Plan pursuant to Rule 12b-1**

            (iv)(a)  Plan pursuant to Rule 18f-3+

      (11) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered - to be filed

      (12) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters and consequences to shareholders discussed in the Combined /Proxy Statement and Prospectus - to be filed

      (13)  (i)      Transfer Agency and Service Agreement+

            (ii)     Fund Accounting and Pricing Service Agreement+

      (14) Consent of Independent Registered Certified Public Accounting Firm - filed herewith

      (15)  Not applicable

      (16)  Power of Attorney - filed herewith

      (17)  (i)      Proxy Card - filed herewith

            (ii)     Heritage Equity Funds Prospectus  - filed herewith

            (iii) Heritage Equity Funds Statement of Additional Information - filed herewith

            (iv)     Growth and Income Trust Annual Report - filed herewith

            (v)      Growth and Income Trust Semi-Annual Report - filed herewith

            (vi)     Heritage Series Trust Annual Report - filed herewith

            (vii)    Heritage Series Trust Semi-Annual Report - filed herewith

            (viii)   Code of Ethics for Heritage Asset Management, Inc.++

            (ix)     Code of Ethics for Eagle Asset Management, Inc. ^

            (x)      Code of Ethics for Thornburg Investment Management, Inc. ^

            (xi)     Code of Ethics for Raymond James & Associates, Inc.^^

            (xii)    Code of Ethics for Heritage Family of Funds**

------------------------------------------------

* Incorporated by reference from Post-Effective Amendment No. 12 to the Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 26, 1996.

**    Incorporated  by reference  from  Post-Effective  Amendment  No. 29 to the
Registration Statement of the Trust, SEC File No. 33-7559, filed previously on December 30, 2004.

^     Incorporated  by reference  from  Post-Effective  Amendment  No. 21 to the
Registration Statement of the Trust, SEC File No. 33-7559, filed previously on July 2, 2001.

^^    Incorporated  by reference  from  Post-Effective  Amendment  No. 22 to the
Registration Statement of the Trust, SEC File No. 2-98634, filed previously on December 24, 2001.

+     Incorporated  by reference  from  Post-Effective  Amendment  No. 23 to the
Registration Statement of the Trust, SEC File No. 2-98634, filed previously on November 1, 2002.

++    Incorporated  by reference  from  Post-Effective  Amendment  No. 20 to the
Registration Statement of the Trust, SEC File No. 2-98634, filed previously on December 29, 2000.


Item 17.    UNDERTAKINGS
            ------------

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


      As required by the Securities Act of 1933, as amended (the "1933 Act"), this registration statement has been signed on behalf of the Registrant, Heritage Growth and Income Trust, in the City of St. Petersburg and the state of Florida, on the 16th day of September, 2005.

                                    HERITAGE GROWTH AND INCOME TRUST


                                    By: /s/ K.C. Clark
                                        -------------------------------
                                          K.C. Clark, Executive Vice President,
                                          Principal Executive Officer

      Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                             TITLE                        DATE
---------                             -----                        ----

/s/ Richard K. Riess*          President and Trustee         September 16, 2005
--------------------
Richard K. Riess


/s/ Thomas A. James*                  Trustee                September 16, 2005
-------------------
Thomas A. James


/s/ Keith Jarret*                     Trustee                September 16, 2005
----------------
Keith Jarret


/s/ C. Andrew Graham*                 Trustee                September 16, 2005
--------------------
C. Andrew Graham


/s/ William J. Meurer*                Trustee                September 16, 2005
---------------------
William J. Meurer


/s/ James L. Pappas*                  Trustee                September 16, 2005
-------------------
James L. Pappas


/s/ David M. Phillips*                Trustee                September 16, 2005
---------------------
David M. Phillips


/s/ Deborah L. Talbot*                Trustee                September 16, 2005
---------------------
Deborah L. Talbot


/s/ Eric Stattin*                     Trustee                September 16, 2005
------------------
Eric Stattin


/s/ K.C. Clark               Executive Vice President,       September 16, 2005
-----------------           Principal Executive Officer
K.C. Clark


/s/ Andrea N. Mullins      Principal Financial Officer,      September 16, 2005
--------------------                Treasurer
Andrea N. Mullins


*By: /s/  K.C. Clark
     ---------------
     K.C. Clark,
      Attorney-in-fact

                            HERITAGE GROWTH AND TRUST

                                  EXHIBIT INDEX


      (14)  Consent of Independent Registered Certified Public Accounting Firm

      (16)  Power of Attorney

      (17)  (i)     Proxy Card

            (ii)    Heritage Equity Funds Prospectus

            (iii)   Heritage Equity Funds Statement of Additional Information

            (iv)    Growth and Income Trust Annual Report

            (v)     Growth and Income Trust Semi-Annual Report

            (vi)    Heritage Series Trust Annual Report

            (vii)   Heritage Series Trust Semi-Annual Report